As filed with the Securities and Exchange                   File No. 33-88334
Commission on December 15, 1995                             File No. 811-8934

-------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A
-------------------------------------------------------------------------------
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 1

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                 Amendment No. 1

                        AETNA GENERATION PORTFOLIOS, INC.
                        ---------------------------------
               (Exact Name of Registrant as Specified in Charter)

             151 Farmington Avenue RE4C, Hartford, Connecticut 06156
            --------------------------------------------------------
                    (Address of Principal Executive Offices)
                                 (203) 273-7834
              (Registrant's Telephone Number, including Area Code)

                            Susan E. Bryant, Counsel
                    Aetna Life Insurance and Annuity Company
             151 Farmington Avenue RE4C, Hartford, Connecticut 06156
             -------------------------------------------------------
                     (Name and Address of Agent for Service)
-------------------------------------------------------------------------------

It is proposed that this filing will become effective (check appropriate space):

[X]  immediately upon filing pursuant to paragraph (b) of Rule 485

[ ]  on _______________ pursuant to paragraph (b) of Rule 485

[ ]  60days after filing pursuant to paragraph (a)(1) of Rule 485 on _______________ pursuant to paragraph (a)(1) of Rule 485

[ ]  75 days after filing pursuant to paragraph (a)(2) of Rule 485

[ ]  on _______________. pursuant to paragraph (a)(2) of Rule 485

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Aetna Generation Portfolios, Inc. has registered an indefinite number of the securities being offered under the Securities Act of 1933.

                        AETNA GENERATION PORTFOLIOS, INC.
                              Cross-Reference Sheet

Form N-1A
Item No.                                   Caption in Prospectus
--------                                   ---------------------
 1.  Cover Page                            Cover Page
 2.  Synopsis                              Not Applicable
 3.  Condensed Financial Information       Financial Highlights - Supplement dated December 15, 1995
 4.  General Description of Registrant     Description of the Generation Portfolios
                                           Investment Strategies
                                           Investment Techniques
                                           Risk Factors and Other Considerations
                                           Investment Restrictions
 5.  Management of the Fund                Management of the Generation Portfolios
 5A. Management's Discussion of Fund       Not Applicable
     Performance
 6.  Capital Stock and Other Securities    General Information
                                           Tax Matters
 7.  Purchase of Securities Being Offered  Management of the Generation Portfolios
                                           Net Asset Value
                                           Sale and Redemption of Shares
 8.  Redemption or Repurchase              Sale and Redemption of Shares
 9.  Pending Legal Proceedings             Not applicable

                                           Caption in Statement of Additional Information
                                           ----------------------------------------------
10.  Cover Page                            Cover Page
11.  Table of Contents                     Table of Contents
12.  General Information and History       General Information and History
13.  Investment Objectives and Policies    General Information and History
                                           Additional Investment Restrictions and Policies of
                                            the Generation Portfolios
                                           Description of Various Securities and Investment
                                            Techniques
14.  Management of the Registrant          Directors and Officers of the Company
15.  Control Persons and Principal         Control Persons and Principal Shareholders
      Holders of Securities
16.  Investment Advisory and Other         The Investment Advisory Contract
       Services                            The Administrative Services Agreement
17.  Brokerage Allocation and Other        Brokerage Allocation and Trading Policies
      Practices
18.  Capital Stock and Other Securities    Description of Shares
                                           Voting Rights
19.  Purchase, Redemption and Pricing      Sale and Redemption of Shares
      of Securities Being Offered          Net Asset Value
20.  Tax Status                            Tax Status
21.  Underwriters                          Not Applicable
22.  Calculation of Performance Data       Not Applicable
23.  Financial Statements                  Financial Statements


The Prospectus for Aetna Generation Portfolios, Inc., dated June 21, 1995, and the Statement of Additional Information, also dated June 21, 1995, are incorporated into Part A and Part B, respectively, by reference to the Registrant's Pre-Effective Amendment No. 1 as filed electronically with the Securities and Exchange Commission on June 19, 1995.

                        AETNA GENERATION PORTFOLIOS, INC.
                         Aetna Ascent Variable Portfolio
                       Aetna Crossroads Variable Portfolio
                         Aetna Legacy Variable Portfolio

   Supplement dated December 15, 1995 to the Prospectus dated June 21, 1995

This information supplements the information contained in the Prospectus for Aetna Generation Portfolios, Inc. dated June 21, 1995 and should be read and kept with that Prospectus. Capitalized terms are defined in the Prospectus.

The following is financial information relating to the Generation Portfolios for the period ended September 30, 1995.
------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (For one share outstanding throughout the period)

The selected data presented below as of September 30, 1995 and for the period from June 13, 1995 to September 30, 1995 are derived from the financial statements of Aetna Generation Portfolios, Inc. The interim financial statements of the Company for the period from June 13, 1995 to September 30, 1995 are unaudited and are contained in the supplement to the Statement of Additional Information dated December 15, 1995.
------------------------------------------------------------------------

                                          Aetna       Aetna       Aetna
                                          Ascent   Crossroads    Legacy
                                          ------   ----------    -------
Net Asset Value, Beginning of Period      $  10.00   $  10.00    $  10.00
Income from Investment Operations:
  Net Investment Income                        .06        .07         .08
  Net Realized and Change in
  Unrealized Gain                              .54        .46         .37
                                          --------   --------    --------
Net Asset Value, End of Period            $  10.60   $  10.53    $  10.45
                                          ========   ========    ========
Total Return*                               6.00%      5.30%       4.50%
Net Assets, End of Period (000's)          18,466     18,238      17,623
Ratio of Total Investment Expenses to
   Average Net Assets**                     1.10%      1.12%       1.12%
Ratio of Total Investment Income to
   Average Net Assets**                     1.99%      2.26%       2.58%
Portfolio Turnover Rate                    23.68%     29.70%      38.15%

* Not annualized. The above figures do not reflect the mortality and expense risk charges, or other expenses, assessed by the separate accounts that invest in the Generation Portfolios. Inclusion of these expenses would reduce total return.
** Annualized

Per share data calculated using average number of shares outstanding throughout the period.

4


                        AETNA GENERATION PORTFOLIOS, INC.
                              151 Farmington Avenue
                        Hartford, Connecticut 06156-8962

                  Supplement Dated December 15, 1995 to the
           Statement of Additional Information Dated June 21, 1995

The Statement of Additional Information for Aetna Generation Portfolios, Inc. dated June 21, 1995 is supplemented and amended as follows:

1. The table beginning on page 18 including information about Directors and Officers of the Company is deleted and replaced with the following:

--------------------------------------------------------------------------
                        Position(s)
Name, Address and Age   Held          Principal Occupation During Past
                        with          Five Years and Positions held with
                        Registrant    Affiliated Persons or Principal
                                      Underwriters of the Registrant
--------------------------------------------------------------------------
Shaun P. Mathews *      Director and  Senior Vice President and Director
151 Farmington Avenue   President     of ALIAC, March 1991 to Present;
Hartford, Connecticut                 Director and Chief Operations
Age 39                                Officer, Aetna Investment
                                      Services, Inc., July 1993 to Present;
                                      President, Aetna Investment Services,
                                      Inc., March 1994 to Present; Assistant
                                      Vice President, Pension Operations, ALIAC,
                                      June 1989 to March 1991.

--------------------------------------------------------------------------
James C. Hamilton *     Vice          Vice President, Treasurer and
151 Farmington Avenue   President     Director of ALIAC, October 1988 to
Hartford, Connecticut   and Treasurer Present.
Age 53

--------------------------------------------------------------------------
John Y. Kim*            Director and  Senior Vice President and
151 Farmington Avenue   Vice          Director, ALIAC Investments and
Hartford, Connecticut   President     Chief Investment Officer, Aetna
Age 34                                Life and Casualty Company, May
                                      1994 to Present; Managing Director,
                                      Mitchell Hutchins Institutional Investors,
                                      New York, NY, September 1993 to April
                                      1994; Vice President of Investor Relations
                                      and Senior Portfolio Manager, Aetna Life
                                      and Casualty Company, October 1991 to
                                      August 1993; Fixed Income Portfolio
                                      Manager, ALIAC, November 1989 to October
                                      1991.
--------------------------------------------------------------------------

--------------------------------------------------------------------------
Susan E. Bryant         Secretary     Counsel, Aetna Life and Casualty
151 Farmington Avenue                 Company, March 1993 to Present;
Hartford, Connecticut                 General Counsel and Corporate
Age 47                                Secretary, First Investors
                                      Corporation, April 1991 to March 1993;
                                      Administrator, Oklahoma Department of
                                      Securities, March 1986 to April 1991;
                                      President, North American Securities
                                      Administrators Association, 1989 to 1990.

--------------------------------------------------------------------------
Morton Ehrlich          Director      Chairman and Chief Executive
1000 Venetian Way                     Officer, Integrated Management
Miami, Florida                        Corp. (an entrepreneurial company)
Age 60                                and Universal Research
                                      Technologies, 1992 to Present; Director
                                      and Chairman, Audit Committee, National
                                      Bureau of Economic Research; 1985 to 1992;
                                      President, LIFECO, Travel Services Corp.,
                                      October 1988 to December 1991.

--------------------------------------------------------------------------
Maria T. Fighetti       Director      Manager/Attorney, Health Services,
325 Piermont Road                     New York City Department of Mental
Closter, New Jersey                   Health, Mental Retardation and
Age 51                                Alcohol Services, 1973 to Present.

-------------------------------------------------------------------------
David L. Grove          Director      Private Investor;
5 The Knoll                           Economic/Financial Consultant,
Armonk, New York                      December 1985 to Present.
Age 77

--------------------------------------------------------------------------
Daniel P. Kearney*      Director      Executive Vice President of Aetna
151 Farmington Avenue                 Life and Casualty Company, 1993 to
Hartford, Connecticut                 Present; Group Executive, Aetna
Age 56                                Life and Casualty Company, 1991 to
                                      1993; Financial Consultant, Daniel
                                      P. Kearney, Inc., 1990 to 1991.

--------------------------------------------------------------------------
Sidney Koch             Director      Financial Adviser, self-employed,
455 East 86th Street                  January 1993 to Present; Senior
New York, New York                    Adviser, Daiwa Securities America,
Age 60                                Inc., January 1992 to January
                                      1993; Executive Vice President,
                                      Member of Executive Committee,
                                      Daiwa Securities America, Inc.,
                                      January 1986 to January 1992.
--------------------------------------------------------------------------

--------------------------------------------------------------------------
Corine T. Norgaard      Director,     Professor, Accounting and Dean of
School of Management    Chair         the School of Management,
Binghamton University   Audit         Binghamton University, Binghamton,
Binghamton, New York    Committee     NY, August 1993 to Present;
Age 57                  and Contract  Professor, Accounting, University
                        Committee     of Connecticut, Storrs, Connecticut,
                                      September 1969 to June 1993; Director, The
                                      Advest Group (holding company for
                                      brokerage firm).

--------------------------------------------------------------------------
Richard G. Scheide      Director      Trust and Private Banking
11 Lily Street                        Consultant, David Ross Palmer
Nantucket,                            Consultants, July 1991 to Present;
Massachusetts                         Executive Vice President and
Age 66                                Manager, Bank of New England,
                                      N.A., June 1976 to July 1991.

--------------------------------------------------------------------------

2. The following are the unaudited interim financial statements of the Company as of September 30, 1995 and for the period from June 13, 1995 to September 30, 1995.

Aetna Generation Portfolios, Inc.
Statements of Assets and Liabilities--September 30, 1995 (Unaudited)
-------------------------------------------------------------------------------

                                                            Aetna           Aetna            Aetna
                                                            Ascent        Crossroads         Legacy
                                                         ------------    ------------  --------------
From Assets:
Investments, at market value (Note 1)                    $18,358,820     $18,083,627      $17,582,376
Cash                                                             483             459              934
Cash denominated in foreign currencies                        56,513           5,034           39,323
Receivable for:
 Dividends and interest                                       61,183          69,502           79,052
 Investments sold                                            317,602         278,597           99,817
 Fund shares sold                                             98,375          73,832            4,952
 Recoverable taxes                                               550             397              275
 Variation margin                                              5,174           7,586            5,073
 Forward foreign currency exchange contract (Note 4)       2,637,121       1,982,500        1,377,640
                                                          ----------      ----------      ------------
   Total assets                                           21,535,821      20,501,534       19,189,442
                                                          ----------      ----------      ------------
Liabilities:
Payable for:
 Investments purchased                                       328,138         198,503          122,061
 Forward foreign currency exchange contracts (Note 4)      2,706,695       2,030,705        1,409,418
 Other liabilities                                            34,646          34,805           34,687
                                                          ----------      ----------      ------------
   Total liabilities                                       3,069,479       2,264,013        1,566,166
                                                          ----------      ----------      ------------
NET ASSETS                                               $18,466,342     $18,237,521      $17,623,276
                                                          ==========      ==========      ============
Net assets represented by:
Paid-in capital                                           17,431,050      17,322,461       16,848,880
Unrealized gain                                              657,629         578,355          517,107
Undistributed net investment income                          107,805         121,605          137,221
Accumulated net realized gain                                269,858         215,100          120,068
                                                          ----------      ----------      ------------
Net Assets                                               $18,466,342     $18,237,521      $17,623,276
                                                          ==========      ==========      ============
Capital Shares, $.001 par value:
 Outstanding                                               1,741,892       1,731,680        1,686,285
 Net Assets                                              $18,466,342     $18,237,521      $17,623,276
 Net Asset Value per share                                    $10.60          $10.53           $10.45
Cost of Investments                                      $17,603,473     $17,432,276      $17,021,296

See Notes to Financial Statements.

Aetna Generation Portfolios, Inc.
Statements of Operations--For the Period from June 13, 1995 to September 30, 1995 (Unaudited)
-------------------------------------------------------------------------------

                                                      Aetna          Aetna         Aetna
                                                     Ascent       Crossroads       Legacy
                                                   -----------    -----------  -----------
Investment income: (Note 1)
Dividends                                          $  123,009      $107,142       $ 91,554
Interest                                               46,194        75,721        106,275
                                                    ---------      ---------      ---------
                                                      169,203       182,863        197,829
Foreign taxes withheld                                 (1,776)       (1,340)          (884)
                                                    ---------      ---------      ---------
   Total investment income                            167,427       181,523        196,945
                                                    ---------      ---------      ---------
Investment Expenses: (Note 2)
Investment advisory fee                                21,446        21,319         21,125
Administrative service fee                             17,246        17,437         17,437
Printing and Postage                                      209           212            212
Custody fees                                           11,511        11,639         11,639
Transfer agent fees                                     1,256         1,270          1,270
Audit fees                                              3,349         3,386          3,386
Directors' fees                                         4,186         4,232          4,232
State and federal fees                                    419           423            423
                                                    ---------      ---------      ---------
   Total investment expenses                           59,622        59,918         59,724
                                                    ---------      ---------      ---------
Net investment income                                 107,805       121,605        137,221
                                                    ---------      ---------      ---------
Realized and unrealized gain: (Notes 1 and 4)
Realized gain on:
 Sales of investments                                  58,568        30,859         (4,241)
 Futures and forward currency contracts               203,278       184,266        120,854
 Foreign currencies                                     8,012           (25)         3,455
                                                    ---------      ---------      ---------
   Net realized gain                                  269,858       215,100        120,068
                                                    ---------      ---------      ---------
Net change in unrealized gain on:
 Investments                                          755,347       651,351        561,080
 Futures and forward currency contracts               (96,901)      (77,340)       (44,955)
 Foreign currency related transactions                   (817)        4,344            982
                                                    ---------      ---------      ---------
   Net change in unrealized gain                      657,629       578,355        517,107
                                                    ---------      ---------      ---------
Net realized and change in unrealized gain            927,487       793,455        637,175
                                                    ---------      ---------      ---------
Increase in net assets resulting from
  operations                                       $1,035,292      $915,060       $774,396
                                                    =========      =========      =========

See Notes to Financial Statements.

Aetna Generation Portfolios, Inc.
Statements of Changes in Net Assets--For the Period from June 13, 1995 to September 30, 1995 (Unaudited)
-------------------------------------------------------------------------------

                                                                   Aetna           Aetna            Aetna
                                                                   Ascent        Crossroads         Legacy
                                                                ------------    ------------  --------------
From Operations:
Net investment income                                           $   107,805     $   121,605      $   137,221
Net realized gain on investments                                    269,858         215,100          120,068
Net change in unrealized gain on investments                        657,629         578,355          517,107
                                                                 ----------      ----------      ------------
 Increase in net assets resulting from operations                 1,035,292         915,060          774,396
                                                                 ----------      ----------      ------------
From Fund Share Transactions: (Note 5)
Proceeds from shares sold                                        17,431,331      17,322,652       16,849,106
Cost of shares redeemed                                                (281)           (191)            (226)
                                                                 ----------      ----------      ------------
Increase in net assets from fund share transactions              17,431,050      17,322,461       16,848,880
                                                                 ----------      ----------      ------------
Change in net assets                                             18,466,342      18,237,521       17,623,276
Net Assets:
Beginning of period                                                       0               0                0
                                                                 ----------      ----------      ------------
End of period                                                   $18,466,342     $18,237,521      $17,623,276
                                                                 ==========      ==========      ============
End of period net assets includes undistributed net
  investment income of                                          $   107,805     $   121,605      $   137,221
                                                                 ==========      ==========      ============

See Notes to Financial Statements.

Aetna Generation Portfolios, Inc.
Notes to Financial Statements
September 30, 1995 (Unaudited)
-------------------------------------------------------------------------------

1. Summary of Significant Accounting Policies

Aetna Generation Portfolios, Inc. ("Company") was incorporated on October
14, 1994 in Maryland. The Company is an open-end diversified management investment company and is authorized to issue multiple series of shares, each representing a diversified portfolio of investments ("Portfolio") with different investment objectives, policies and restrictions. Currently, the Company offers shares of the Aetna Ascent Variable Portfolio (Aetna Ascent); Aetna Crossroads Variable Portfolio (Aetna Crossroads); and Aetna Legacy Variable Portfolio (Aetna Legacy).

   Shares of each Portfolio are owned by insurance companies as depositors of separate accounts which are used to fund variable annuity contracts and variable life insurance policies. It is currently expected that all shares will be held by separate accounts of Aetna Life Insurance and Annuity Company ("ALIAC") and its subsidiary, Aetna Insurance Company of America on behalf of their respective separate accounts.

   ALIAC is a wholly owned subsidiary of Aetna Life and Casualty Company and serves as the Investment Adviser and principal underwriter to each Portfolio.

   The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles.

   a. Valuation of Investments Investments are stated at market values based upon closing sales prices as reported on national securities exchanges or, for over-the-counter securities, at the mean of the bid and asked prices. Short-term investments maturing in more than sixty days for which market quotations are readily available are valued at current market value. Short-term investments maturing in less than sixty days are valued at amortized cost which when combined with accrued interest approximates market. Securities for which market quotations are not considered to be readily available are valued in good faith using methods approved by the Board of Directors.

   The accounting records of the Portfolios are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the end of the period. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

   b. Futures and Forward Foreign Currency Exchange Contracts A futures contract is an agreement between two parties to buy and sell a specific amount of a commodity, security or financial instrument including an index of stocks at a set price on a future date. The Portfolios use futures contracts as a hedge against declines in the value of portfolio securities. The Portfolios may also purchase futures contracts to gain market exposure as it may be more cost effective than purchasing individual securities.

   Upon entering into a futures contract, the Portfolios are required to deposit with a broker, an amount (initial margin) equal to a percentage of the purchase price indicated by the futures contract. Subsequent deposits (variation margin) are received or paid each day by the Portfolios equal to the daily fluctuations in the market value of the contract. These amounts are recorded by the Portfolios as unrealized gains or losses. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Generally, futures contracts are closed prior to expiration.

   A forward foreign currency exchange contract is an agreement to pay or receive specific amounts of a currency at a future date in exchange for another currency at an agreed upon exchange rate. The Portfolios may use forward foreign currency exchange contracts to hedge certain foreign currency assets. Contracts are recorded at market value and marked-to-market daily.

   The risks associated with futures and foreign currency exchange contracts may arise from an imperfect correlation between the change in market value of the securities held by the Portfolios and the price of the contracts. Risks may also arise from an illiquid secondary market, or from the inability of counterparties to meet the terms of the contracts.

   Realized and unrealized gains or losses on futures and foreign currency exchange contracts are reflected in the accompanying financial statements. For federal tax purposes, any futures contracts and forward foreign currency exchange contracts which remain open at year end are marked-to-market and the resultant net gain or loss is included in federal taxable income.

   c. Illiquid and Restricted Securities Illiquid securities are securities that are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Portfolios to sell them promptly at an acceptable price. Restricted securities are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the Federal Securities Act of 1933. Each Portfolio may invest up to 15% of its total assets in illiquid securities. Illiquid and restricted securities are valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined under procedures approved by the Board of Directors. The Portfolios will not pay the costs of disposition of restricted securities other than ordinary brokerage fees, if any.

   d. Federal Income Taxes As a qualified regulated investment company, each Portfolio is relieved of federal income and excise taxes by distributing its net taxable investment income and capital gains, if any, in compliance with the applicable provisions of the Internal Revenue Code.

   e. Other Investment transactions are accounted for on the day following trade date, except same day settlements which are

Aetna Generation Portfolios, Inc.
Notes to Financial Statements (continued)
September 30, 1995 (Unaudited)
-------------------------------------------------------------------------------
1. Summary of Significant Accounting Policies (continued)
 e. Other (continued)

accounted for on the trade date. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective security. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are determined on an identified cost basis.

2. Investment Advisory, Management, Shareholder Service and Distribution Fees

Each Portfolio pays the Investment Adviser a monthly fee at an annual rate of 0.50% of the average daily net assets.

The Company has entered into an administrative services agreement under which ALIAC acts as administrator and provides certain administrative and shareholder services and is responsible for the supervision of other service providers. Each Portfolio pays ALIAC an amount equal to its allocable cost in providing such services and facilities.

3. Purchases and Sales of Investment Securities

   Purchases and sales of investment securities, excluding short- term investments, for the period from June 13, 1995 (commencement of operations) through September 30, 1995 were:

                      Cost of     Proceeds from
                     Purchases        Sales
                     ----------   -------------
Aetna Ascent        $19,941,870     $3,679,178
Aetna Crossroads     18,210,967      4,108,363
Aetna Legacy         16,240,407      4,584,301

4. Forward Foreign Currency Exchange Contracts

At September 30, 1995, Aetna Ascent, Aetna Crossroads, and Aetna Legacy had the following open forward foreign currency exchange contracts that obligate the Portfolios to deliver currencies at specified future dates. The unrealized losses of $69,574, $48,205, and $31,778, respectively, on these contracts is included in the accompanying financial statements. The terms of the open contracts are as follows:

Aetna Ascent:

                                      U.S. $ Value                        U.S. $ Value
                                         as of                               as of
    Exchange          Currency to     September 30,      Currency to      September 30,
      Date           be Delivered         1995           be Received          1995
 -------------       -------------    -------------    --------------    ---------------
     12/13/95            1,660,000         $166,445          160,822      $160,822
                Austrian Schilling                       U.S. Dollar
     11/22/95            2,846,000           97,609           96,740        96,740
                     Belgian Franc                       U.S. Dollar
     11/09/95              127,800          111,675          110,544       110,544
                       Swiss Franc                       U.S. Dollar
     12/18/95              780,000          141,264          135,417       135,417
                      Danish Krone                       U.S. Dollar
     12/21/95              660,000          154,885          149,085       149,085

                                      U.S. $ Value                       U.S. $ Value
                                         as of                               as of
    Exchange          Currency to    September 30,      Currency to      September 30,
      Date           be Delivered         1995          be Received          1995
 -------------       -------------    -------------   --------------    ---------------

                    Finnish Markka                       U.S. Dollar
     12/14/95              330,000          521,457          507,738       507,738
                     British Pound                       U.S. Dollar
     12/13/95           46,729,000          479,337          475,855       475,855
                      Japanese Yen                       U.S. Dollar
     12/13/95            7,388,000           75,785           72,961        72,961
                      Japanese Yen                       U.S. Dollar
     12/19/95           41,240,000          423,450          407,550       407,550
                      Japanese Yen                       U.S. Dollar
     12/19/95            3,000,000           30,804           30,260        30,260
                      Japanese Yen                       U.S. Dollar
     12/18/95              260,000          163,498          156,457       156,457
                     Dutch Guilder                       U.S. Dollar
     12/07/95            1,240,000          198,413          194,300       194,300
                   Norwegian Krone                       U.S. Dollar
     12/14/95              200,000          141,623          139,392       139,392
                  Singapore Dollar                       U.S. Dollar
                                        -----------                     ----------
                                         $2,706,695                     $2,637,121
                                        ===========                     ==========

Aetna Crossroads:

                                     U.S. $ Value                     U.S. $ Value
                                        as of                             as of
    Exchange          Currency to   September 30,      Currency to    September 30,
      Date           be Delivered        1995          be Received        1995
  ------------       -------------   -------------   --------------   --------------
     12/13/95            1,220,222        $122,327          118,194       $118,194
                Austrian Schilling                      U.S. Dollar
     11/22/95            2,061,000          70,686           70,057         70,057
                     Belgian Franc                      U.S. Dollar
     11/09/95              107,100          93,587           92,639         92,639
                       Swiss Franc                      U.S. Dollar
     12/18/95              650,000         117,720          112,847        112,847
                      Danish Krone                      U.S. Dollar
     12/21/95              550,000         129,071          124,238        124,238
                    Finnish Markka                      U.S. Dollar
     12/14/95              240,000         379,242          369,264        369,264
                     British Pound                      U.S. Dollar
     12/13/95           47,713,000         489,431          485,876        485,876
                      Japanese Yen                      U.S. Dollar
     12/13/95            3,377,000          34,641           33,350         33,350
                      Japanese Yen                      U.S. Dollar
     12/19/95           17,340,000         178,045          171,361        171,361
                      Japanese Yen                      U.S. Dollar
     12/18/95              210,000         132,420          126,369        126,369
                     Dutch Guilder                      U.S. Dollar
     12/07/95              940,000         150,410          147,292        147,292
                   Norwegian Krone                      U.S. Dollar
     12/14/95               18,000          12,745           12,530         12,530
                  Singapore Dollar                      U.S. Dollar
     12/14/95              170,000         120,380          118,483        118,483
                  Singapore Dollar                      U.S. Dollar
                                       -----------                      ----------
                                        $2,030,705                      $1,982,500
                                       ===========                      ==========

Aetna Generation Portfolios, Inc.
Notes to Financial Statements (continued)
September 30, 1995 (Unaudited)
-------------------------------------------------------------------------------

4. Forward Foreign Currency Exchange Contracts (continued)

Aetna Legacy:

                                      U.S. $ Value                       U.S. $ Value
                                         as of                               as of
   Exchange           Currency to    September 30,      Currency to      September 30,
     Date            be Delivered         1995          be Received          1995
-------------        -------------    -------------   --------------    ---------------
     12/13/95              700,000         $70,188           67,816        $67,816
                Austrian Schilling                      U.S. Dollar
     11/22/95            1,294,000          44,380           43,985         43,985
                     Belgian Franc                      U.S. Dollar
     11/09/95               83,700          73,139           72,399         72,399
                       Swiss Franc                      U.S. Dollar
     12/18/95              460,000          83,310           79,861         79,861
                      Danish Krone                      U.S. Dollar
     12/21/95              330,000          77,442           74,453         74,453
                   Finnish Markka                       U.S. Dollar
     12/14/95              150,000         237,027          230,790        230,790
                     British Pound                      U.S. Dollar
     12/13/95           41,468,000         425,371          422,281        422,281
                      Japanese Yen                      U.S. Dollar
     12/13/95            2,092,000          21,459           20,660         20,660
                      Japanese Yen                      U.S. Dollar
     12/19/95           13,030,000         133,791          128,768        128,768
                      Japanese Yen                      U.S. Dollar
     12/18/95              130,000          81,974           78,228         78,228
                     Dutch Guilder                      U.S. Dollar
     12/07/95              610,000          97,607           95,583         95,583
                  Norwegian Krone                       U.S. Dollar
     12/14/95               90,000          63,730           62,727         62,726
                  Singapore Dollar                      U.S. Dollar
                                        ----------                      ----------
                                        $1,409,418                      $1,377,640
                                        ==========                      ==========

5. Authorized Capital Shares and Capital Share Transactions
Transactions in Portfolio shares for the period June 13, 1995 through September 30, 1995, were as follows:

                          Aetna           Aetna
                         Ascent        Crossroads      Aetna Legacy
                       -----------    -------------   -------------
Shares sold             2,023,133       1,922,540        1,911,798
Shares redeemed           281,241         190,860          225,513
Net increase            1,741,892       1,731,680        1,686,285

Aetna Generation Portfolios, Inc.
--------------------------------------------------------------------------------

Financial Highlights
For the period from June 13, 1995 to September 30, 1995 (Unaudited)

Selected data for a fund share outstanding throughout the period:
                                                                    Aetna        Aetna         Aetna
                                                                   Ascent     Crossroads      Legacy
                                                                    -------    -----------  ---------
Net asset value, beginning of period                               $ 10.00      $ 10.00       $ 10.00
Income from investment operations:
 Net investment income                                                 .06          .07           .08
 Net realized and change in unrealized gain                            .54          .46           .37
                                                                     -----      ---------      -------
Net asset value, end of period                                     $ 10.60      $ 10.53       $ 10.45
                                                                     =====      =========      =======
Total return*                                                         6.00%        5.30%         4.50%
Net assets, end of period (000's)                                   18,466       18,238        17,623
Ratio of total investment expenses to average net assets**            1.10%        1.12%         1.12%
Ratio of total investments income to average net assets**             1.99%        2.26%         2.58%
Portfolio turnover rate                                              23.68%       29.70%        38.15%

*Not annualized. The above figures do not reflect the mortality and expense risk charges, or other expenses, assessed by the separate accounts that invest in the Portfolios. Inclusion of these expenses would reduce total return.
**Annualized

Per share data calculated using average number of shares outstanding throughout the period.

See Notes to Financial Statements

Aetna Generation Portfolios, Inc.
Aetna Ascent Variable Portfolio
Portfolio of Investments--September 30, 1995 (Unaudited)
--------------------------------------------------------------------------------
COMMON AND PREFERRED STOCKS (90.1%)
Common Stocks (89.5%)

                                              Number of     Market
                                                Shares       Value
                                               -------   ------------
Aerospace & Defense (0.2%)
McDonnell Douglas Corp.                            300      $  24,825
Smiths Industries Plc                            2,000        18,423
                                                            ----------
                                                              43,248
                                                            ----------
Apparel & Cosmetics (0.9%)
Alberto-Culver Co. Class B                         200         6,100
Chic By H I S Inc.+                              2,700        21,600
Coats Viyella Plc                               10,200        32,368
Kurabo Industries                               25,000        91,739
Nike, Inc.                                         100        11,113
Oshkosh B'Gosh, Inc.                               300         4,875
Russell Corp.                                      100         2,550
                                                            ----------
                                                             170,345
                                                            ----------
Autos & Auto Equipment (1.0%)
Borg Warner Automotive, Inc.                       900        28,800
Johnson Controls, Inc.                             200        12,650
Kaydon Corp.                                     1,300        38,350
Mitsubishi Motors Corp.                          4,000        33,776
Smith (A.O.) Corp.                               1,000        25,875
Snap-On, Inc.                                      200         7,600
Varity Corp.+                                      200         8,900
Volvo AB Class B                                   800        19,633
                                                            ----------
                                                             175,584
                                                            ----------
Banks (4.5%)
AMMB Holdings Bhd                                1,000        12,348
Bank of Montreal                                   300         6,570
Bank of New York Co., Inc.                         800        37,200
Banque Bruxelles Lambert SA                         50         8,484
Chemical Banking Corp.                             300        18,263
Citicorp                                           400        28,300
City National Corp.                                700         9,275
Commerce Asset Holding Bhd                       6,000        31,548
Creditanstalt-Bankverein                           300        15,042
Cullen/Frost Bankers, Inc.                       1,000        46,188
Development Bank of Singapore Ltd.               2,000        22,801
F & M Bancorp                                      100         2,625
First American Corp. (Tenn.)                       700        30,144
First Chicago Corp.                                300        20,588
First Citizens Bancshares Class A                  100         5,288
First Interstate Bancorp                           300        30,225
Firstbank of Illinois Co.                        1,000        28,375
JSB Financial, Inc.                              1,000        31,250
Jyske Bank AS                                      200        12,567
Jyske Bank (Rights)                                200         1,268
Michigan National Corp.                            300        32,625
Midlantic Corp.                                    700        38,063
National City Bancshares, Inc.                     400        16,550
NationsBank, Corp.                                 500        33,625
Oversea-Chinese Banking                          3,000        33,990
Queens County Bancorp, Inc.                      1,100        43,863
Reliance Bancorp, Inc.                           2,800        40,600
River Forest Bancorp, Inc.                       1,600        37,800
Royal Bank of Canada                               200         4,380
Schweizerische Bankverein                           35        13,464
Star Banc Corp.                                    700        37,450
Svenska Handelsbanke                             1,000        17,323
Union Planters Corp.                             2,100        62,475
United Carolina Bancshares, Inc.                   400        13,800
United Overseas Bank Ltd.                        1,000         8,656
                                                            ----------
                                                             833,013
                                                            ----------
Building Materials & Construction (2.2%)
American Buildings Co.+                            900        21,263
Champion Enterprises, Inc.+                      2,300        45,713
Continental Homes Holding Corp.                    200         4,200
Fujita Corp.                                    10,000        48,961
Granite Construction, Inc.                       1,300        35,100
International Aluminum Corp.                       300         9,525
Kasler Holding Co.                                 600         3,675
Lindab AB Class B                                  800        17,673
Metra Oy Class B                                   400        18,590
Nippon Densetsu Kogyo                            4,000        39,088
Puerto Rican Cement Co., Inc.                      700        24,238
Redman Industries, Inc.+                         1,200        31,200
Sanki Engineering                                3,000        32,539
Texas Industries, Inc.                             500        26,375
Toll Brothers, Inc.+                               400         7,550
Tredegar Industries, Inc.                        1,300        40,138
                                                            ----------
                                                             405,828
                                                            ----------
Chemicals (2.5%)
ARCO Chemical Co.                                  600        29,250
Cabot Corp.                                        300        15,938
Dyno Industrier AS                                 300         6,762
Fuji Photo Film Ord+                             1,000        25,038
Geon Company (The)                               1,700        43,350
Great Lakes Chemical Corp.                         200        13,525
Lyondell Petrochemical Co.                       1,700        43,988
Mallinckrodt Group, Inc.                           300        11,888
Norsk Hydro AS                                   1,400        60,311
PPG Industries, Inc.                               200         9,300
Sekisui Chemical Co.                             5,000        63,862
Sigma-Aldrich Corp.                                300        14,569
Solvay SA                                           50        26,728
Sterling Chemicals, Inc.                         2,200        18,150
Synalloy Corp.                                   1,100        25,025
Vigoro Corp.                                       800        33,800
Wellman, Inc.                                    1,000        24,500
                                                            ----------
                                                             465,984
                                                            ----------
Commercial Services (0.3%)
Inchcape Plc                                     7,000        35,674
Welsh Water Plc+                                   917        11,273
                                                            ----------
                                                              46,947
                                                            ----------
Computer Software (1.4%)
Boole & Babbage Inc.+                              200         5,975
Cadence Design Systems, Inc.+                    1,700        66,725
Dell Computer Corp.+                               600        50,963
Hogan Systems, Inc.+                             4,400        43,725
Kronos, Inc.+                                      100         4,663
Network Peripherals, Inc.                        2,700        42,525
Reynolds & Reynolds Co.                          1,300        44,688
                                                            ----------
                                                             259,264
                                                            ----------

Aetna Ascent Variable Portfolio
Portfolio of Investments (continued)
-------------------------------------------------------------------------------
                                              Number of     Market
                                                Shares       Value
                                               -------   ------------
Computers & Office Equipment (1.6%)
Acma Ltd.                                        6,000     $  22,168
CANON, Inc.                                      2,000        35,884
Comdisco, Inc.                                     700        20,825
Compaq Computer Corp.+                             200         9,675
Fujitsu, Ltd.                                    4,000        50,684
International Business Machines, Corp.             300        28,313
Microsoft Corp.+                                   100         9,056
Moore Corp., Ltd.                                  600        12,075
Read-Rite Corp.                                  1,000        36,625
Silicon Graphics Inc.+                             600        20,625
Sun Microsystems, Inc.+                            100         6,306
United Stationers, Inc.                          1,400        39,550
                                                            ----------
                                                             291,786
                                                            ----------
Consumer Products (0.3%)
Eastman Kodak Co.                                  200        11,850
NCH Corp.                                          600        34,350
Reckitt & Coleman Plc                            1,400        14,558
                                                            ----------
                                                              60,758
                                                            ----------
Diversified (3.2%)
Alusuisse-Lonza Holding                             10         7,494
Brady (WH) Co.                                     300        21,750
Brascan Ltd. Class A                               400         6,607
Colryut SA                                         100        25,282
Elkjop Norge AS                                    800        23,018
Harrisons & Crosfield Plc                       11,300        27,274
Harsco Corp.                                       700        38,938
Katy Industries                                  6,300        59,850
Kysor Industrial Corp.                           1,800        39,150
Lonrho Plc                                       5,500        14,494
Oasis Residential Inc.                           9,100       204,750
SPS Technologies, Inc.+                          1,000        39,000
Textron Inc.                                       200        13,650
Trinova Corp.                                      200         6,750
Varlen Corp.                                     1,500        40,688
VF Corp.                                           100         5,100
Westmont Bhd                                     3,000        12,189
                                                            ----------
                                                             585,984
                                                            ----------
Electrical Equipment (2.0%)
ADFlex Solutions, Inc.+                          1,400        31,675
Allgon AB                                          700        15,663
Arrow Electronics, Inc.+                           800        43,500
Avnet, Inc.                                        700        36,138
Hitachi Ltd. (Hit. Seisakusho)                   5,000        54,739
Nichicon                                         3,000        40,750
Park Electrochemical Corp.                       1,200        38,850
Sundstrand Corp.                                   900        58,275
Texas Instruments, Inc.                            600        47,925
                                                            ----------
                                                             367,515
                                                            ----------
Electrical & Electronics (3.0%)
Applied Materials, Inc.                            100        10,250
Austria Mikro Systeme International+               200        34,958
Cohu, Inc.                                         100         3,075
CTS Corp.                                        1,000        31,000
Dynatech Corp.+                                  2,100        32,550
Esterline Technologies+                          2,000        54,750
Hewlett Packard Co.                                300        25,013
Hitachi Koki                                     2,000        17,496
Intel Corp.                                        100         6,019
Logicon, Inc                                     1,600        43,200
Matsushita Electric Industrial Co. Ltd.          3,000        46,224
Mentor Graphics Corp.+                             600        12,450
Micron Technology Inc.                             100         7,950
Nintendo Co. Ltd.+                               1,000        73,492
Novellus Systems, Inc.+                            100         6,988
Phillips Electronics NV                            600        29,380
Seagate Technology, Inc.+                        1,200        50,550
Unitrode Corp.                                     600        17,475
Varian Associates, Inc.                          1,000        53,000
                                                            ----------
                                                             555,820
                                                            ----------
Financial Services (4.3%)
Abbey National Plc                               3,300        28,308
Alex Brown & Sons, Inc.                            900        52,538
Algem Maatsch Voor Nijverhei                        50        13,514
Astoria Financial Corp.                          1,600        68,100
Barclays Plc                                     2,700        32,007
BayBanks, Inc.                                     500        37,875
Bear Stearns Co., Inc.                           2,100        45,150
BHC Financial, Inc.                              2,800        44,625
Citizens Bancorp                                 1,500        49,500
CNA Financial Corp.+                               100        10,600
Crestar Financial Corp.                          1,000        55,875
Dean Witter Discover and Co.                       100         5,625
Den Danske Bank                                    300        19,122
Greenpoint Financial Corp.                         700        19,338
Household International, Inc.                      100         6,200
HSBC Holdings Plc                                3,100        43,127
Kagoshima Bank                                   2,000        15,530
Merrill Lynch & Co., Inc.                          300        18,750
Morgan Keegan, Inc.                              1,400        16,800
Orient Corp.+                                    2,000         9,569
Park National Corp.                                200         9,150
Sanyo Shinpan Finance Co.                        1,000        73,796
Suffolk Bancorp                                    300        10,725
Sumitomo Bank of California                        200         4,600
Travelers, Inc.                                    600        31,875
Union Bank                                         900        48,038
Unitas Bank Ltd. Class A                         4,500        13,731
White River Corp.                                  300        11,213
Yasuda Banking & Trust                           1,000         5,869
                                                            ----------
                                                             801,150
                                                            ----------
Foods & Beverages (3.0%)
American Maize-Products Co. Class A                800        31,200
Archer-Daniels-Midland Co.                         210         3,229
Bols Wessanen CV Class A                           400         7,810
Cadbury Schweppes Plc                            3,900        29,566
Campbell Soup Co.                                  400        20,100
Cerebos Pacific Ltd.                             4,000        23,927
Coca-Cola Co.                                      400        27,600
ConAgra, Inc.                                      600        23,775
CPC International Inc.                             400        26,400

Aetna Ascent Variable Portfolio
Portfolio of Investments (continued)
-------------------------------------------------------------------------------
                                              Number of     Market
                                                Shares       Value
                                               -------   ------------
Foods & Beverages (continued)
Danisco AS                                         400     $  17,528
Hershey Foods Corp.                                100         6,438
Hillsdown Holding Plc                           11,500        32,216
Hormel Foods Corp.                               1,400        36,925
Huhtamaki Group Class I                            700        24,153
IBP, Inc.                                        1,000        53,375
International Multifoods Corp.                     900        19,350
Katokichi                                        1,000        19,159
Kroger Co. (The)+                                  200         6,825
Molson Companies Ltd.                              300         5,011
Nestle SA Registered                                15        15,444
Oester Brau-Beteiligungs                           200        10,328
PepsiCo, Inc.                                      500        25,500
Pilgrims Pride Corp.                               300         2,363
Safeway, Inc.                                      700        29,225
Sara Lee Corp.                                     200         5,950
Superfos AS                                        200        17,746
Supervalu, Inc.                                    500        14,688
Unilever N.V.                                      100        13,052
                                                            ----------
                                                             548,883
                                                            ----------
Health Services (1.3%)
Baxter International, Inc.                         400        16,450
Columbia/HCA Healthcare Corp.                      200         9,725
Conmed Corp.+                                    1,700        55,250
Diagnostic Products Corp.                          800        30,800
Invacare Corp.                                     600        28,650
Mine Safety Appliances Co.                         600        30,975
Nellcor, Inc.+                                     600        29,625
Thera Tx, Inc.+                                  2,800        36,400
                                                            ----------
                                                             237,875
                                                            ----------
Health Technology (0.8%)
Barr Labs Inc.+                                  1,600        38,200
Guidant Corp.                                    1,600        46,800
Haemonetics Corp.                                1,000        23,000
Rhone-Poulenc Rorer, Inc.                          800        36,400
                                                            ----------
                                                             144,400
                                                            ----------
Home Furnishings & Appliances (0.3%)
Electrolux AB                                      400        19,142
Lancaster Colony Corp.                             200         6,850
Leggett & Platt, Inc.                            1,200        29,550
                                                            ----------
                                                              55,542
                                                            ----------
Hotels & Restaurants (0.2%)
Compass Group Plc                                2,800        18,746
Hotel Properties Ltd.                            5,000         7,424
Marriott International Inc.                        300        11,213
                                                            ----------
                                                              37,383
                                                            ----------
Household Products (0.2%)
Oneida Ltd                                         300         4,875
Premark International, Inc.                        300        15,263
Procter & Gamble Co.                               200        15,400
                                                            ----------
                                                              35,538
                                                            ----------
Insurance (4.1%)
Aegon N.V.                                         200         7,270
Aflac, Inc.                                      1,200        49,800
Allstate Corp.                                     500      $ 17,688
American Bankers Insurance Group                 1,500        55,688
American Financial Group, Inc.                   1,400        42,000
American National Insurance, Co.                   700        40,950
Baloise Holding Ltd.                                 5        11,053
Capital American Financial Corp.                   200         4,450
Chubb Corp.                                        200        19,200
CMAC Investment Corp.                              400        21,050
Commerce Group, Inc.                               300         5,869
EA-Generali AG                                      50        14,882
Fremont General Corp.                              600        16,575
Fund American Enterprises, Inc.+                   400        29,200
Guardian Royal Exchange Plc                      3,400        11,731
Home Beneficial Corp. Class B                      400         9,350
Horace Mann Educators Corp.                      1,000        27,500
Kansas City Life Insurance Co.                     300        15,525
Loews Corp.                                        300        43,650
Maxicare Health Plans, Inc.                      3,500        64,969
Orion Capital Corp.                                400        17,750
Reinsurance Group of America                     1,500        52,875
RightCHOICE Managed Care+                        2,600        38,675
Royal Insurance Holdings Plc                     2,600        14,526
State Auto Financial Corp.                         900        20,194
Transatlantic Holdings, Inc.                       700        47,075
Uni Storebrand AS+                               6,400        31,305
Winterthur Schweizerische Versicherungs-
  Gesellschaft                                      15         9,948
Zurich Versicherungs-Gesellschaft                   60        16,919
                                                            ----------
                                                             757,667
                                                            ----------
Machinery & Equipment (2.1%)
Acme-Cleveland Corp.                             1,500        40,125
Barnes Group, Inc.                                 800        32,500
Blount, Inc. Class A                               900        42,863
Case Corp.                                         400        14,700
Caterpillar, Inc.                                  100         5,688
Central Sprinkler Corp.                          2,100        64,050
Fluor Corp.                                        100         5,600
FSI International, Inc.+                           800        26,500
Georg Fischer AG                                    10        13,664
Illinois Tool Works, Inc.                          100         5,888
Koyo Seiko Co., Ltd.                             1,000         8,434
L.S. Starret Co. Class A                           900        20,363
Lam Research Corp.+                                300        17,888
Landis & Gyr                                        10         6,136
Tecumseh Products Co. Class A                      200         9,575
Timken Co.                                         200         8,525
Tsubakimoto Chain                                8,000        40,629
Tsukishima Kikai                                 1,000        19,057
                                                            ----------
                                                             382,185
                                                            ----------
Media & Entertainment (1.0%)
Belo Corp. Class A                                 900        30,938
GC Companies, Inc.                                 800        25,700
Genting Bhd                                      1,000         8,644
Granada Group Plc                                1,400        14,070
GTECH Holdings Corp.+                              600        18,075
King World Productions, Inc.+                      500        18,313

Aetna Ascent Variable Portfolio
Portfolio of Investments (continued)
-------------------------------------------------------------------------------
                                              Number of     Market
                                                Shares       Value
                                               -------   ------------
Media & Entertainment (continued)
Media General, Inc.                              1,000      $ 35,750
Mirage Resorts, Inc.+                              900        29,588
Walt Disney Co.                                    100         5,738
                                                            ----------
                                                             186,816
                                                            ----------
Metals & Mining (2.7%)
Alcan Aluminum Ltd.                                500        16,188
Allegheny Ludlum Corp.                           1,800        36,675
Alumax, Inc.+                                      200         6,750
British Steel Plc                                6,600        18,959
Carpenter Technology Corp.                       1,200        46,950
Cleveland-Cliffs, Inc.                             600        24,675
Commercial Metals Co.                            1,200        32,400
Cyprus Amax Minerals Co.                           300         8,438
Dofasco, Inc.                                      400         4,826
Falconbridge Ltd.                                  400         8,686
J & L Specialty Steel, Inc.                      1,800        37,800
Kennametal Inc.                                  1,000        36,250
Kon. Ned. Hoogovens En                             600        24,032
Lukens, Inc.                                       300         8,738
Magma Copper Co.                                 1,600        30,000
Mueller Indusries Inc.+                            200        10,375
Noranda, Inc.                                      400         8,092
Phelps Dodge Corp.                                 200        12,525
Rautaruukki Oy                                   2,500        16,548
Reliance Steel & Aluminum Co.                    2,100        38,588
Santa Fe Pacific Gold Corp.                        200         2,525
Schnitzer Steel Industries, Inc.                 1,500        42,188
Societe Generale de Belgique                       150        11,059
Svenskt Stal AB                                  1,600        17,092
                                                            ----------
                                                             500,359
                                                            ----------
Oil & Gas (3.6%)
Alberta Energy Co., Ltd.+                          300         4,538
Atlantic Richfield Co.                             200        21,475
Burmah Castrol Plc                               1,100        17,009
Conwest Exploration Co., Ltd.                      200         3,823
Diamond Shamrock, Inc.                           1,600        39,400
Exxon Corp.                                        700        50,575
Fina, Inc. Class A                                 600        29,025
Imperial Oil Ltd.                                  200         7,424
Leviathan Gas Pipeline Partners L.P.             1,400        36,575
Lufkin Industries, Inc.                          1,000        23,125
Mobil Corp.                                        400        39,850
Nabors Inustries, Inc.                           5,000        47,188
OEMV AG                                            300        28,016
Oneok, Inc.                                        800        18,600
Petronas Gas Bhd+                                6,000        20,912
Royal Dutch Petroleum Co.                          800        98,469
RPC, Inc.                                          800         6,300
Saga Petroleum AS                                1,200        15,537
Santa Fe Pacific Pipeline Partners L.P.            800        29,200
Smith International, Inc.+                       1,200        20,850
Tidewater, Inc.                                  1,800        50,625
Varco International, Inc.                        4,700        47,588
                                                            ----------
                                                             656,104
                                                            ----------
Paper & Containers (2.6%)
Abitibi-Price, Inc.                                300      $  5,206
Asia Pulp & Paper Co., Ltd.+                     4,000        48,500
Bobst, SA                                            5         7,746
Chesapeake Corp.                                 3,700       133,663
Georgia-Pacific Corp.                              100         8,750
Glatfelter (P.H.) Co.                            1,100        24,750
Greif Brothers Corp. Class A                       200         4,975
International Paper Co.                            200         8,400
Koninklijke KNP BHT                                600        17,892
Leykam-Muerztaler Papier+                          150         6,742
Macmillan Bloedel Ltd.                             500         6,125
Mayr-Melnhof Karton AG                             300        19,147
Mead Corp.                                         300        17,588
Rayoner Inc.                                     1,100        43,038
Repola Oy                                        1,000        22,534
Royal PTT Nederland NV                             200         7,094
Stone-Consolidated Corp.+                          300         4,315
Stora Kopparbergs                                1,200        16,370
Temple-Inland, Inc.                                300        15,975
Willamette Industries, Inc.                      1,000        67,000
                                                            ----------
                                                             485,810
                                                            ----------
Pharmaceuticals (1.1%)
Becton, Dickinson & Co.                            300        18,863
Bristol-Myers Squibb Co.                           500        36,438
Johnson & Johnson                                  200        14,825
Merck & Co., Inc.                                  300        16,800
Novo-Nordisk AS                                    200        24,337
Pfizer, Inc.                                       400        21,350
Schering Plough                                    500        25,750
Smithkline Beecham Plc                             100         5,063
Watson Pharmaceuticals+                            300        12,338
Yamanouchi Pharmaceuticals                       1,000        21,693
                                                            ----------
                                                             197,457
                                                            ----------
Pollution Control (0.1%)
Browning-Ferris Industries, Inc.                   300         9,113
WMX Technologies, Inc.                             400        11,400
                                                            ----------
                                                              20,513
                                                            ----------
Printing & Publishing (1.0%)
Banta Corp.                                        900        38,025
Central Newspapers, Inc. Class A                 1,000        30,500
Gannett Company, Inc.                              500        27,313
New York Times Co. (The)                           300         8,213
Plenum Publishing Corp.                            300        10,725
Pulitzer Publishing Co.                          1,100        56,925
Tribune Co.                                        100         6,638
Wiley (John) & Sons, Inc. Class A                  200        11,750
                                                            ----------
                                                             190,089
                                                            ----------
Real Estate Investment Trusts (21.1%)
Associated Estates Realty Corp.                 11,500       235,750
Beacon Properties Corp.                         11,200       239,400
CBL & Associates Properties, Inc.                9,000       186,750
Chelsea GCA Realty, Inc.                         4,900       146,388
Colonial Properties Trust                        8,900       221,336
Cousins Properties, Inc.                         6,000       109,500

Aetna Ascent Variable Portfolio
Portfolio of Investments (continued)
-------------------------------------------------------------------------------
                                              Number of     Market
                                                Shares       Value
                                               -------   ------------
Real Estate Investment Trusts (continued)
Crescent Real Estate Equities, Inc.              7,900     $  242,925
Developers Diversified Realty Corp.              2,700         81,338
Duke Realty Investments, Inc.                    7,600        236,550
Equity Residential Properties Trust              5,900        177,738
Essex Property Trust, Inc.                       7,100        125,138
Evans Withycombe Residential, Inc.               9,100        184,275
Excel Realty Trust, Inc.                        12,200        240,950
First Industrial Realty Trust, Inc.                900         18,000
HGI Realty, Inc.                                   800         19,200
Kimco Realty Corp.                               5,300        211,338
Kranzco Realty Trust                             4,600         77,625
Prime Residential, Inc.                         14,400        224,100
Regency Realty Corp.                            11,200        197,400
Security Capital Industrial Trust                  900         14,625
Sekisui House                                    2,000         24,937
Smith (Charles E.) Residential Realty Co.        8,800        203,500
Spieker Properties, Inc.                         9,300        223,200
Storage Equities Inc.                           13,500        251,438
                                                            ----------
                                                            3,893,401
                                                            ----------
Retail (6.3%)
Argyll Group Plc                                 2,600         13,827
Blair Corp.                                        100          3,400
Burton Group Plc                                20,700         35,874
Cali Realty Corp.                                7,900        159,975
Circuit City Stores, Inc.                          100          3,163
Familymart                                       1,000         43,588
Fastenal Co.                                       900         32,963
General Host Corp.                               5,000         29,375
Hannaford Brothers, Co.                          1,500         40,313
Harcourt General, Inc.                             300         12,563
Highwood Properties, Inc.                        9,700        255,838
Hudson's Bay Co.                                   200          3,860
JUSCO Co.                                        2,000         48,049
Koninklijke Ahold N.V.                             300         11,319
Merkur Holding AG                                   35          8,103
National Presto Industries, Inc.                   900         40,388
Neiman Marcus Group, Inc.                        2,100         37,800
Oriental Holdings Bhd                            3,000         15,057
Robinson & Co. Ltd.                              5,000         21,112
Sears, Roebuck & Co.                               300         11,063
Tesco Plc                                        4,100         20,311
Waban, Inc.                                        100          1,888
Walden Residential Properties, Inc.             13,400        252,925
Weis Markets, Inc.                               1,100         30,525
Zale Corp.                                       1,600         22,000
                                                            ----------
                                                            1,155,279
                                                            ----------
Specialty Consumer Durables (0.4%)
Bio-Rad Labs, Inc. Class A+                        500         20,125
Polaris Industries, Inc.                         1,100         48,538
                                                            ----------
                                                               68,663
                                                            ----------
Telecommunications (0.4%)
Ameritech Corp.                                    700         36,488
Computer Associates International, Inc.            150          6,338
GN Store Nord AS                                   200         15,029
Telefonaktiebolaget                                500         12,343
                                                            ----------
                                                               70,198
                                                            ----------
Transportation (2.3%)
AMR Corp.+                                         300     $   21,638
Bergesen d.y. AS Class B                         1,300         29,093
British Airways Plc                              1,500         10,695
Det Norske Luftfartselskap AS                      600         29,732
East Japan Railway Co.+                             10         49,671
Expeditors International of Washington,
  Inc.                                             300          8,100
Florida East Coast Railway Co.                     400         28,700
Flughafen Wien AG                                  300         19,027
GATX Corp.                                       1,200         62,100
Illinois Central                                   300         11,738
KLM Royal Dutch Airlines Co.                       204          7,185
Kobenhavns Lufthavne AS                            200         15,029
Kvaerner AS                                        600         25,512
M.S. Carriers, Inc.                                400          6,450
Peninsular & Orient Steam Navigation Co.         4,400         33,287
PHH Corp.                                          900         40,500
Singapore Airlines Ltd,                          2,000         18,579
                                                            ----------
                                                              417,036
                                                            ----------
Utilities--Electric (4.3%)
Bangor Hydro-Electric Co.                        1,500         18,375
Boston Edison Co.                                1,200         33,000
California Energy Co.                            1,300         26,650
Consolidated Edison Co. of New York, Inc.          700         21,263
DQE, Inc.                                          600         15,900
Elektrowatt AG                                      30          9,269
General Public Utilities Corp.                   1,100         34,238
Hawaiian Electric Industries, Inc.               1,000         38,000
Hokkaido Electric Power Co.                      2,000         48,251
Illinova Corp.                                   1,600         43,400
LG&E Corp.                                         200          8,025
New York State Electric & Gas Corp.              1,500         39,375
Nipsco Industries, Inc.                            900         31,388
Oesterreichisch Elektriz                           450         30,114
Oklahoma Gas & Electric Co.                        800         30,100
Orange & Rockland Utilities, Inc.                1,200         42,750
Pacific Gas & Electric Co.                         600         17,925
Peco Energy Co.                                    300          8,588
Pinnacle West Capital Corp.                      2,200         57,750
Portland General Corp.                             900         23,063
Reunies Electrobel & Tractebel                      50         17,961
San Diego Gas & Electric Co.                     1,700         39,313
SCEcorp                                          1,200         21,300
Sierra Pacific Resources                         2,200         50,325
Siliconix, Inc+                                    300          8,700
Transalta Corp.                                    500          5,243
Unicom Corp.                                       600         18,150
United Illuminating Co.                            200          7,025
Wisconsin Energy Corp.                           1,600         45,200
                                                            ----------
                                                              790,641
                                                            ----------
Utilities--Natural Gas (0.4%)
Brooklyn Union Gas Co. (The)                     1,800         44,325
Wicor, Inc.                                      1,000         30,250
Williams Cos. Inc.                                 100          3,900
                                                            ----------
                                                               78,475
                                                            ----------

Aetna Ascent Variable Portfolio
Portfolio of Investments (continued)
-------------------------------------------------------------------------------
                                              Number of     Market
                                                Shares       Value
                                               -------   ------------
Utilities--Oil & Gas (1.3%)
Atlanta Gas Light Co.                             600     $    23,175
Energen Corp.                                   2,300          50,025
Getty Petroleum Corp.                             300           4,050
New Jersey Resources Corp.                      1,100          28,463
Northwest Natural Gas Co.                         300           9,244
Public Service Co. of Colorado                  1,300          44,525
Schlumberger, Ltd.                                200          13,050
Union Texas Petroleum Holdings, Inc.            1,200          21,900
Valero Energy Corp.                             1,500          36,000
Westcoast Energy, Inc.                            400           5,902
                                                            ----------
                                                              236,334
                                                            ----------
Utilities--Telephone (1.4%)
Bell Atlantic Corp.                               200          12,275
BellSouth Corp.                                   200          14,625
Cable & Wireless Plc                            5,200          34,319
DDI Corp.+                                          2          16,584
Lincoln Telecommunications Co.                  1,900          35,150
Nippon Telephone & Telegraph Corp.                  6          51,880
SBC Communications, Inc.                          600          33,000
Southern New England Telecom. Corp.             1,000          35,375
Sprint Corp.                                      700          24,500
                                                            ----------
                                                              257,708
                                                            ----------
Utilities--Water (0.3%)
American Water Works Co., Inc.                  1,100          33,688
SJW Corp.                                         500          18,625
                                                            ----------
                                                               52,313
                                                            ----------
Total Common Stocks (cost $15,779,943)                    $16,519,895
                                                            ----------
Preferred Stocks (0.7%)
Banks (0.1%)
BankAmerica Corp.                                 400          23,950
                                                            ----------
                                                               23,950
                                                            ----------
Chemicals (0.0%)
Dow Chemical Co.                                  100           7,450
                                                            ----------
                                                                7,450
                                                            ----------
Commercial Services (0.0%)
Welsh Water Plc.                                  990           1,618
                                                            ----------
                                                                1,618
                                                            ----------
Electrical Equipment (0.4%)
Nokia AB Class A                                1,000          70,418
                                                            ----------
                                                               70,418
                                                            ----------
Electrical & Electronics (0.0%)
FPL Group, Inc.+                                  200           8,175
                                                            ----------
                                                                8,175
                                                            ----------
Pharmaceuticals (0.1%)
Merk AG                                            10           9,730
                                                            ----------
                                                                9,730
                                                            ----------
Total Preferred Stocks (cost $107,983)                    $   121,341
                                                            ----------
Total Common and Preferred Stocks
  (cost $15,887,926)                                      $16,641,236
                                                            ----------

                                             Principal      Market
CORPORATE OBLIGATIONS (0.2%)                   Amount        Value
                                                -------   -----------
Mitsubishi Bank, 3.00%, 11/30/02              $ 40,000    $    41,850
                                                            ---------
                                                               41,850
                                                            ---------
Total Corporate Obligations (cost $40,000)                $    41,850
                                                            ---------
SHORT TERM INVESTMENTS (9.2%)
Cooper Industries, Comm. Paper, 6.55%,
  10/02/95                                     536,000    $   536,000
Fleetwood Credit Corp., Comm. Paper, 5.95%,
  10/03/95                                     400,000        399,934
Columbia/HCA Healthcare, Comm. Paper,
  5.90%, 10/05/95                              250,000        249,877
U.S. Treasury Note, 9.25%, 1/15/96             485,000        489,923
                                                            ---------
                                                            1,675,734
                                                            ---------
Total Short Term Investments
  (cost $1,675,547)                                       $ 1,675,734
                                                            ---------
TOTAL INVESTMENTS (cost $17,603,473)                      $18,358,820
                                                            =========
+ Non-income producing security.

(a) The cost of investments for income tax purposes is identical. Unrealized gains and losses, based on identified tax cost at September 30, 1995 are as follows:

Unrealized gains              $ 994,450
Unrealized losses              (336,821)
                               --------
 Net unrealized gain          $ 657,629
                               ========
Category percentages are based on net assets.

Information concerning open futures contracts is shown below:

                                  No. of       Face   Expiration    Unrealized
                                Contracts     Value       Date     Gain/(Loss)
                                 --------    -------    --------   ----------
All Ordinaries Share Price
  Index Future                      5      $202,759    12/29/95     $ (1,132)
TSE 35 Index Future                 1        90,848    12/14/95       (1,819)
German Bonds Future                 2       323,208    12/06/95        2,389
DAX Index Future                    2       310,644    12/14/95      (10,401)
CAC 40 Stock Index Future           2       150,565    12/29/95       (9,776)
Italian Government Bonds Future     2       251,116    12/04/95       (1,390)
TSE Topix Index Future              1       144,125    12/07/95       (2,129)
Topex Index Future                  1       144,139    12/07/95       (4,460)
Hang Seng Index Future              3       185,986    10/30/95        1,390
                                                                     --------
                                                                    $(27,328)
                                                                     ========

Aetna Generation Portfolios, Inc.
Aetna Crossroads Variable Portfolio
Portfolio of Investments--September 30, 1995 (Unaudited)
--------------------------------------------------------------------------------
COMMON AND PREFERRED STOCKS (75.5%)
Common Stocks (74.9%)
                                               Number of    Market
                                                Shares       Value
                                                -------   ------------
Aerospace & Defense (0.2%)
McDonnell Douglas Corp.                            300      $ 24,825
Smiths Industries Plc                            1,500        13,817
                                                            ----------
                                                              38,642
                                                            ----------
Apparel & Cosmetics (0.5%)
Alberto-Culver Co. Class B                         200         6,100
Chic By H I S Inc.+                              2,500        20,000
Coats Viyella Plc                                8,900        28,243
Nike, Inc.                                         100        11,113
Oshkosh B'Gosh, Inc.                               200         3,250
Russell Corp.                                      100         2,550
Wing Tai Holdings                               12,000        20,436
                                                            ----------
                                                              91,692
                                                            ----------
Autos & Auto Equipment (0.7%)
Borg Warner Automotive, Inc.                       900        28,800
Kaydon Corp.                                       700        20,650
Mitsubishi Motors Corp.                          3,000        25,332
Smith (A.O.) Corp.                                 900        23,288
Snap-On, Inc.                                      200         7,600
Varity Corp.+                                      300        13,350
Volvo AB Class B                                   600        14,725
                                                            ----------
                                                             133,745
                                                            ----------
Banks (3.6%)
AMMB Holdings Bhd                                1,000        12,348
Bank of Montreal                                   200         4,380
Bank of New York Co., Inc.                         600        27,900
Banque Bruxelles Lambert SA                         50         8,484
Chemical Banking Corp.                             300        18,263
Citicorp                                           400        28,300
City National Corp.                                700         9,275
Commerce Asset Holding Bhd                       7,000        36,805
Creditanstalt-Bankverein                           150         7,521
Cullen/Frost Bankers, Inc.                         900        41,569
Development Bank of Singapore Ltd.               2,000        22,801
F & M Bancorp                                      100         2,625
First American Corp. (Tenn.)                       700        30,144
First Chicago Corp.                                400        27,450
First Citizens Bancshares Class A                  100         5,288
First Interstate Bancorp                           200        20,150
Firstbank of Illinois Co.                          400        11,350
JSB Financial, Inc.                                900        28,125
Jyske Bank AS                                      200        12,567
Jyske Bank (Rights)                                200         1,268
Michigan National Corp.                            100        10,875
Midlantic Corp.                                    700        38,063
National City Bancshares, Inc.                     300        12,413
NationsBank, Corp.                                 600        40,350
Oversea-Chinese Banking                          3,000        33,990
Queens County Bancorp, Inc.                        300        11,963
River Forest Bancorp, Inc.                       1,000        23,625
Royal Bank of Canada                               200         4,380
Schweizerische Bankverein                           30        11,541
Star Banc Corp.                                    600        32,100
Svenska Handelsbanke                               800      $ 13,858
Union Planters Corp.                             1,700        50,575
United Carolina Bancshares, Inc.                   400        13,800
                                                            ----------
                                                             654,146
                                                            ----------
Building Materials & Construction (1.8%)
American Buildings Co.+                            900        21,263
Champion Enterprises, Inc.+                      2,200        43,725
Continental Homes Holding Corp.                    200         4,200
Fujita Corp.                                     6,000        29,377
Granite Construction, Inc.                         900        24,300
International Aluminum Corp.                       200         6,350
Kasler Holding Co.                                 600         3,675
Lindab AB Class B                                  800        17,673
Metra Oy Class B                                   400        18,590
Nippon Densetsu Kogyo                            3,000        29,316
Puerto Rican Cement Co., Inc.                      700        24,238
Redman Industries, Inc.+                         1,100        28,600
Sanki Engineering                                2,000        21,693
Texas Industries, Inc.                             400        21,100
Toll Brothers, Inc.+                               400         7,550
Tredegar Industries, Inc.                          900        27,788
                                                            ----------
                                                             329,438
                                                            ----------
Chemicals (2.4%)
ARCO Chemical Co.                                  600        29,250
Cabot Corp.                                        300        15,938
Du Pont (E.I.) De Nemours                          500        34,375
Dyno Industrier AS                                 300         6,762
Fuji Photo Film Ord+                             1,000        25,038
Geon Company (The)                               1,600        40,800
Great Lakes Chemical Corp.                         200        13,525
Lyondell Petrochemical Co.                       1,600        41,400
Mallinckrodt Group, Inc.                           200         7,925
Norsk Hydro AS                                     900        38,771
PPG Industries, Inc.                               200         9,300
Sekisui Chemical Co.                             3,000        38,317
Sigma-Aldrich Corp.                                200         9,713
Solvay SA                                           50        26,728
Sterling Chemicals, Inc.                         2,100        17,325
Synalloy Corp.                                   1,000        22,750
Vigoro Corp.                                       700        29,575
Wellman, Inc.                                    1,000        24,500
                                                            ----------
                                                             431,992
                                                            ----------
Commercial Services (0.2%)
Inchcape Plc                                     6,200        31,597
Welsh Water Plc+                                   667         8,198
                                                            ----------
                                                              39,795
                                                            ----------
Computer Software (1.2%)
Boole & Babbage Inc.+                              100         2,988
Cadence Design Systems, Inc.+                    1,600        62,800
Dell Computer Corp.+                               400        33,975
Hogan Systems, Inc.+                             4,200        41,738
Kronos, Inc.+                                      100         4,663
Network Peripherals, Inc.                        2,200        34,650
Reynolds & Reynolds Co.                          1,000        34,375
                                                            ----------
                                                             215,189
                                                            ----------

Aetna Crossroads Variable Portfolio
Portfolio of Investments (continued)
--------------------------------------------------------------------------------
                                               Number of    Market
                                                Shares       Value
                                                -------   ------------
Computers & Office Equipment (1.3%)
Acma Ltd.                                       2,000       $  7,389
CANON, Inc.                                     1,000         17,942
Comdisco, Inc.                                  1,000         29,750
Compaq Computer Corp.+                            200          9,675
Fujitsu, Ltd.                                   3,000         38,013
International Business Machines, Corp.            400         37,750
Microsoft Corp.+                                  100          9,056
Moore Corp., Ltd.                               1,000         20,125
Read-Rite Corp.+                                  800         29,300
Sun Microsystems, Inc.+                           100          6,306
United Stationers, Inc.                         1,200         33,900
                                                            ----------
                                                             239,206
                                                            ----------
Consumer Products (0.3%)
NCH Corp.                                         600         34,350
Reckitt & Coleman Plc                           1,100         11,438
                                                            ----------
                                                              45,788
                                                            ----------
Diversified (2.4%)
Alusuisse-Lonza Holding                            10          7,494
Brady (WH) Co.                                    300         21,750
Elkjop Norge AS                                   800         23,018
Harrisons & Crosfield Plc                       9,600         23,171
Harsco Corp.                                      600         33,375
Katy Industries                                 5,400         51,300
Lonrho Plc                                      4,000         10,541
Oasis Residential Inc.                          8,600        193,500
SPS Technologies, Inc.+                           900         35,100
Textron Inc.                                      300         20,475
Trinova Corp.                                     200          6,750
VF Corp.                                          100          5,100
Westmont Bhd                                    3,000         12,189
                                                            ----------
                                                             443,763
                                                            ----------
Electrical Equipment (1.6%)
ADFlex Solutions, Inc.+                         1,300         29,413
Allgon AB                                         500         11,188
Arrow Electronics, Inc.+                          800         43,500
Avnet, Inc.                                       700         36,138
Hitachi Ltd. (Hit. Seisakusho)                  4,000         43,791
Nichicon                                        2,000         27,167
Park Electrochemical Corp.                      1,200         38,850
Sundstrand Corp.                                  600         38,850
Texas Instruments, Inc.                           400         31,950
                                                            ----------
                                                             300,847
                                                            ----------
Electrical & Electronics (2.4%)
Applied Materials, Inc.+                          100         10,250
Austria Mikro Systeme International+               50          8,740
Cohu, Inc.                                        100          3,075
CTS Corp.                                       1,000         31,000
Dynatech Corp.+                                 2,000         31,000
Hewlett Packard Co.                               300         25,013
Hitachi Koki                                    2,000         17,496
Intel Corp.                                       100          6,019
Logicon, Inc                                    1,600         43,200
Matsushita Electric Industrial Co. Ltd.         2,000         30,816
Mentor Graphics Corp.+                            500         10,375
Micron Technology Inc.                            100       $  7,950
Nintendo Co. Ltd.+                              1,000         73,492
Novellus Systems, Inc.+                           400         27,950
Phillips Electronics NV                           600         29,380
Seagate Technology, Inc.+                       1,100         46,338
Unitrode Corp.                                    600         17,475
Varian Associates, Inc.                           500         26,500
                                                            ----------
                                                             446,069
                                                            ----------
Financial Services (3.4%)
Abbey National Plc                              1,300         11,152
Alex Brown & Sons, Inc.                           800         46,700
Astoria Financial Corp.                         1,500         63,844
Barclays Plc                                    2,300         27,265
BayBanks, Inc.                                    400         30,300
Bear Stearns Co., Inc.                          1,700         36,550
BHC Financial, Inc.                             2,700         43,031
Citizens Bancorp                                1,400         46,200
CNA Financial Corp.+                              100         10,600
Crestar Financial Corp.                           300         16,763
Dean Witter Discover and Co.                      100          5,625
Den Danske Bank                                   300         19,122
Greenpoint Financial Corp.                        300          8,288
Household International, Inc.                     100          6,200
HSBC Holdings Plc                               1,800         25,042
Kagoshima Bank                                  3,000         23,295
Merrill Lynch & Co., Inc.                         300         18,750
Morgan Keegan, Inc.                             1,300         15,600
Orient Corp.+                                   1,000          4,785
Park National Corp.                               100          4,575
Promise Co. Ltd.                                1,000         42,575
Suffolk Bancorp                                   300         10,725
Sumitomo Bank of California                       100          2,300
Travelers, Inc.                                   500         26,563
Union Bank                                        900         48,038
Unitas Bank Ltd. Class A                        5,000         15,257
White River Corp.                                 300         11,213
Yasuda Banking & Trust                          1,000          5,869
                                                            ----------
                                                             626,227
                                                            ----------
Foods & Beverages (3.0%)
American Maize-Products Co.                       700         27,300
Archer-Daniels-Midland Co.                        210          3,229
Cadbury Schweppes Plc                           3,300         25,018
Campbell Soup Co.                                 400         20,100
Cerebos Pacific Ltd.                            3,000         17,945
Coca-Cola Co.                                     400         27,600
ConAgra, Inc.                                     600         23,775
CPC International Inc.                            600         39,600
Danisco AS                                        300         13,146
Hillsdown Holding Plc                           7,200         20,170
Hormel Foods Corp.                                800         21,100
Huhtamaki Group Class I                           600         20,703
IBP, Inc.                                         900         48,038
International Multifoods Corp.                  1,400         30,100
Katokichi                                       2,000         38,317
Kikkoman                                        1,000          7,207
Kroger Co. (The)+                                 300         10,238

Aetna Crossroads Variable Portfolio
Portfolio of Investments (continued)
--------------------------------------------------------------------------------
                                               Number of    Market
                                                Shares       Value
                                                -------   ------------
Foods & Beverages (continued)
Molson Companies Ltd.                             300       $  5,011
Nestle SA Registered                               10         10,296
Oester Brau-Beteiligungs                          150          7,746
PepsiCo, Inc.                                     800         40,800
Pilgrims Pride Corp.                              300          2,363
Safeway, Inc.                                     700         29,225
Sara Lee Corp.                                    200          5,950
Superfos AS                                       200         17,746
Supervalu, Inc.                                   500         14,688
Unilever N.V.                                     100         13,052
                                                            ----------
                                                             540,463
                                                            ----------
Health Services (1.2%)
Baxter International, Inc.                        300         12,338
Columbia/HCA Healthcare Corp.                     200          9,725
Conmed Corp.+                                   1,500         48,750
Diagnostic Products Corp.                         800         30,800
Invacare Corp.                                    600         28,650
Mine Safety Appliances Co.                        500         25,813
Nellcor, Inc.+                                    600         29,625
Quorum Health Group, Inc.+                        200          4,500
Thera Tx, Inc.+                                 2,600         33,800
                                                            ----------
                                                             224,001
                                                            ----------
Health Technology (0.6%)
Barr Labs Inc.+                                 1,500         35,813
Guidant Corp.                                   1,000         29,250
Rhone-Poulenc Rorer, Inc.                         800         36,400
                                                            ----------
                                                             101,463
                                                            ----------
Home Furnishings & Appliances (0.3%)
Electrolux AB                                     300         14,357
Lancaster Colony Corp.                            300         10,275
Leggett & Platt, Inc.                           1,200         29,550
                                                            ----------
                                                              54,182
                                                            ----------
Hotels & Restaurants (0.2%)
Compass Group Plc                               2,100         14,059
Hotel Properties Ltd.                           4,000          5,940
Marriott International Inc.                       300         11,213
                                                            ----------
                                                              31,212
                                                            ----------
Household Products (0.2%)
Oneida Ltd.                                       200          3,250
Premark International, Inc.                       300         15,263
Procter & Gamble Co.                              200         15,400
                                                            ----------
                                                              33,913
                                                            ----------
Insurance (3.7%)
Aegon N.V.                                        200          7,270
Aflac, Inc.                                     1,100         45,650
Allstate Corp.                                    278          9,834
American Bankers Insurance Group                1,400         51,975
American Financial Group, Inc.                  1,300         39,000
American National Insurance, Co.                  600         35,100
Baloise Holding, Ltd.                               5         11,053
Capital American Financial Corp.                  100          2,225
Chubb Corp.                                       100          9,600
CMAC Investment Corp.                             400         21,050
Commerce Group, Inc.                              300          5,869
EA-Generali AG                                     50       $ 14,882
Fremont General Corp.                             400         11,050
Fund American Enterprises, Inc.+                  400         29,200
Guardian Royal Exchange Plc                     2,500          8,626
Home Beneficial Corp. Class B                     400          9,350
Horace Mann Educators Corp.                     1,000         27,500
Kansas City Life Insurance Co.                    300         15,525
Loews Corp.                                       200         29,100
Maxicare Health Plans, Inc.                     3,100         57,544
Orion Capital Corp.                               400         17,750
Reinsurance Group of America                    1,400         49,350
RightCHOICE Managed Care+                       2,400         35,700
Royal Insurance Holdings Plc                    1,900         10,615
State Auto Financial Corp.                        900         20,194
Transatlantic Holdings, Inc.                      700         47,075
Uni Storebrand AS+                              4,900         23,968
Winterthur Schweizerische Versicherungs-
  Gesellschaft                                     10          6,632
Zurich Versicherungs-Gesellschaft                  50         14,099
                                                            ----------
                                                             666,786
                                                            ----------
Machinery & Equipment (1.9%)
Acme-Cleveland Corp.                            1,400         37,450
Barnes Group, Inc.                                700         28,438
Blount, Inc. Class A                              900         42,863
Case Corp.                                        300         11,025
Caterpillar, Inc.                                 100          5,688
Central Sprinkler Corp.                         1,700         51,850
FSI International, Inc.+                          700         23,188
Georg Fischer AG                                    5          6,832
Illinois Tool Works, Inc.                         100          5,888
Jenbacher Werke AG                                150         25,544
Koyo Seiko Co., Ltd.                            2,000         16,868
L.S. Starret Co. Class A                          700         15,838
Lam Research Corp.+                               400         23,850
Landis & Gyr                                       10          6,136
Timken Co.                                        300         12,788
Tsubakimoto Chain                               4,000         20,314
Tsukishima Kikai                                1,000         19,057
                                                            ----------
                                                             353,617
                                                            ----------
Media & Entertainment (1.1%)
Belo Corp. Class A                                900         30,938
Chris-Craft Industries Inc.                       400         17,400
GC Companies, Inc.                                700         22,488
Genting Bhd                                     1,000          8,644
Granada Group Plc                               1,100         11,055
GTECH Holdings Corp.+                             500         15,063
King World Productions, Inc.+                     700         25,638
Media General, Inc.                             1,000         35,750
Mirage Resorts, Inc.+                             600         19,725
Walt Disney Co.                                   100          5,738
                                                            ----------
                                                             192,439
                                                            ----------
Metals & Mining (2.3%)
Alcan Aluminum Ltd.                               800         25,876
AlleghenyLudlum, Corp.                            700         14,263
Alumax, Inc.+                                     200          6,750
Aluminum Co. of America                           100          5,288

Aetna Crossroads Variable Portfolio
Portfolio of Investments (continued)
--------------------------------------------------------------------------------
                                               Number of    Market
                                                Shares       Value
                                                -------   ------------
Metals & Mining (continued)
British Steel Plc                                4,900      $ 14,076
Carpenter Technology Corp.                         600        23,475
Cleveland-Cliffs, Inc.                             600        24,675
Cyprus Amax Minerals Co.                           400        11,250
J & L Specialty Steel, Inc.                      1,700        35,700
Kennametal Inc.                                  1,000        36,250
Kon. Ned. Hoogovens En                             500        20,026
Lukens, Inc.                                       200         5,825
Magma Copper Co.                                 1,500        28,125
Mueller Industries Inc.+                           200        10,375
Noranda, Inc.                                      400         8,092
Rautaruukki Oy                                   2,200        14,562
Reliance Steel & Aluminum Co.                    2,000        36,750
Santa Fe Pacific Gold Corp.                        300         3,788
Schnitzer Steel Industries, Inc.                 1,400        39,375
Societe Generale de Belgique                       100         7,373
Svenskt Stal AB                                  1,400        14,956
Varlen Corp.                                     1,400        37,975
                                                            ----------
                                                             424,825
                                                            ----------
Oil & Gas (2.5%)
Alberta Energy Co., Ltd.+                          300         4,538
Atlantic Richfield Co.                             100        10,738
Burmah Castrol Plc                                 800        12,370
Diamond Shamrock, Inc.                             500        12,313
Exxon Corp.                                        700        50,575
Fina, Inc. Class A                                 600        29,025
Imperial Oil Ltd.                                  200         7,424
Leviathan Gas Pipeline Partners L.P.             1,300        33,963
Lufkin Industries, Inc.                            600        13,875
Mobil Corp.                                        400        39,850
Nabors Inustries, Inc.                           1,500        14,156
OEMV AG                                            150        14,008
Oneok, Inc.                                        700        16,275
Petro-Canada                                       400         4,306
Petrofina SA                                        50        15,566
Royal Dutch Petroleum Co.                          700        86,127
RPC, Inc.                                          700         5,513
Saga Petroleum AS                                1,000        12,948
Santa Fe Pacific Pipeline Partners L.P.            700        25,550
Smith International, Inc.+                       1,100        19,113
Tidewater, Inc.                                    500        14,063
Transcanada Pipelines Ltd.+                        400         5,271
Varco International, Inc.                        1,400        14,175
                                                            ----------
                                                             461,742
                                                            ----------
Paper & Containers (2.4%)
Abitibi-Price, Inc.                                300         5,206
Asia Pulp & Paper Co., Ltd.+                     3,000        36,375
Bobst SA                                             5         7,746
Chesapeake Corp.                                 3,500       126,438
Georgia-Pacific Corp.                              100         8,750
Glatfelter (P.H.) Co.                            1,000        22,500
Greif Brothers Corp. Class A                       200         4,975
Koninklijke KNP BHT                                300         8,946
Leykam-Muerztaler Papier+                          200         8,989
Macmillan Bloedel Ltd.                             500         6,125
Mayr-Melnhof Karton AG                             300        19,147
Mead Corp.                                         400      $ 23,450
Rayoner Inc.                                     1,000        39,125
Repola Oy                                          600        13,520
Royal PTT Nederland NV                             200         7,094
Stone-Consolidated Corp.+                          300         4,315
Stora Kopparbergs                                1,000        13,642
Temple-Inland, Inc.                                200        10,650
Willamette Industries, Inc.                      1,000        67,000
                                                            ----------
                                                             433,993
                                                            ----------
Pharmaceuticals (0.9%)
Becton, Dickinson & Co.                            300        18,863
Bristol-Myers Squibb Co.                           300        21,863
Johnson & Johnson                                  300        22,238
Merck & Co., Inc.                                  400        22,400
Novo-Nordisk AS                                    100        12,168
Pfizer, Inc.                                       200        10,675
Schering Plough                                    500        25,750
Smithkline Beecham Plc                             100         5,063
Watson Pharmaceuticals+                            300        12,338
Yamanouchi Pharmaceuticals                       1,000        21,693
                                                            ----------
                                                             173,051
                                                            ----------
Pollution Control (0.1%)
Browning-Ferris Industries, Inc.                   400        12,150
WMX Technologies, Inc.                             400        11,400
                                                            ----------
                                                              23,550
                                                            ----------
Printing & Publishing (0.9%)
Banta Corp.                                        800        33,800
Central Newspapers, Inc. Class A                   900        27,450
Gannett Company, Inc.                              400        21,850
Plenum Publishing Corp.                            200         7,150
Pulitzer Publishing Co.                          1,100        56,925
Tribune Co.                                        100         6,638
Wiley (John) & Sons, Inc. Class A                  100         5,875
                                                            ----------
                                                             159,688
                                                            ---------
Real Estate Investment Trusts (17.7%)
Apartment Investment & Management Co.              400         8,400
Associated Estates Realty Corp.                  4,200        86,100
Beacon Properties Corp.                          9,000       192,375
CBL & Associates Properties, Inc.                8,500       176,375
Chelsea GCA Realty, Inc.                         3,900       116,513
Colonial Properties Trust                        8,500       211,386
Cousins Properties, Inc.                         5,400        98,550
Crescent Real Estate Equities, Inc.              6,300       193,725
Developers Diversified Realty Corp.              2,600        78,325
Duke Realty Investments, Inc.                    7,000       217,875
Equity Residential Properties Trust              5,000       150,625
Essex Property Trust, Inc.                       6,100       107,513
Evans Withycombe Residential, Inc.               8,600       174,150
Excel Realty Trust, Inc.                         9,900       195,525
HGI Realty, Inc.                                   700        16,800
Kimco Realty Corp.                               4,900       195,388
Kranzco Realty Trust                             4,300        72,563
Prime Residential, Inc.                         10,800       168,075
Regency Realty Corp.                             8,700       153,338
Security Capital Industrial Trust                  600         9,750
Sekisui House                                    2,000        24,937

Aetna Crossroads Variable Portfolio
Portfolio of Investments (continued)
--------------------------------------------------------------------------------
                                               Number of    Market
                                                Shares       Value
                                                -------   ------------
Real Estate Investment Trusts (continued)
Smith (Charles E.) Residential Realty Co.        6,800     $  157,250
Spieker Properties, Inc.                         8,700        208,800
Storage Equities Inc.                           11,000        204,875
                                                            ----------
                                                            3,219,213
                                                            ----------
Retail (4.5%)
Argyll Group Plc                                 1,900         10,104
Blair Corp.                                        100          3,400
Burton Group Plc                                 9,300         16,117
Cali Realty Corp.                                3,600         72,900
Circuit City Stores, Inc.                          100          3,163
Fastenal Co.                                       600         21,975
General Host Corp.                               4,700         27,613
Hannaford Brothers, Co.                          1,400         37,625
Harcourt General, Inc.                             200          8,375
Highwood Properties, Inc.                        7,300        192,538
Hudson's Bay Co.                                   200          3,860
JUSCO Co.                                        2,000         48,049
Koninklijke Ahold N.V.                             200          7,546
Merkur Holding AG                                   30          6,945
National Presto Industries, Inc.                   600         26,925
Neiman Marcus Group, Inc.                        2,000         36,000
Robinson & Co. Ltd.                              4,000         16,890
Sears, Roebuck & Co.                               300         11,063
Tesco Plc                                        3,000         14,862
Waban, Inc.                                        100          1,888
Walden Residential Properties, Inc.             10,900        205,738
Weis Markets, Inc.                               1,000         27,750
Zale Corp.                                       1,500         20,625
                                                            ----------
                                                              821,951
                                                            ----------
Specialty Consumer Durables (0.4%)
Bio-Rad Labs, Inc. Class A+                        400         16,100
Polaris Industries, Inc.                         1,100         48,538
                                                            ----------
                                                               64,638
                                                            ----------
Telecommunications (0.4%)
Ameritech Corp.                                    700         36,488
Computer Associates International, Inc.            150          6,338
GN Store Nord AS                                   200         15,029
Telefonaktiebolaget                                500         12,343
                                                            ----------
                                                               70,198
                                                            ----------
Transportation (1.8%)
AMR Corp.+                                         400         28,850
Bergesen d.y. AS Class B                           900         20,141
British Airways Plc                              1,100          7,843
Det Norske Luftfartselskap AS                      200          9,911
East Japan Railway Co.+                              6         29,802
Expeditors International of Washington,
  Inc.                                             300          8,100
Florida East Coast Railway Co.                     400         28,700
Flughafen Wien AG                                  200         12,685
GATX Corp.                                         600         31,050
Illinois Central                                   300         11,738
KLM Royal Dutch Airlines Co.                       409         14,405
Kobenhavns Lufthavne AS                            200         15,029
Kvaerner AS                                        800         34,016
Laidlaw Inc. Class B                               800          6,904
M.S. Carriers, Inc.                                400     $    6,450
Peninsular & Orient Steam Navigation Co.         3,900         29,505
PHH Corp.                                          300         13,500
Singapore Airlines Ltd,                          2,000         18,579
                                                            ----------
                                                              327,208
                                                            ----------
Utilities--Electric (3.5%)
Bangor Hydro-Electric Co.                        1,400         17,150
California Energy Co.                            1,300         26,650
Consolidated Edison Co. of New York, Inc.        1,000         30,375
DQE, Inc.                                          600         15,900
Elektrowatt AG                                      30          9,269
General Public Utilities Corp.                   1,000         31,125
Hawaiian Electric Industries, Inc.                 900         34,200
Illinova Corp.                                   1,100         29,838
Interstate Power Co. (Del.)                      1,400         38,150
LG&E Corp.                                         200          8,025
New York State Electric & Gas Corp.              1,300         34,125
Nipsco Industries, Inc.                            600         20,925
Oesterreichisch Elektriz                           200         13,384
Oklahoma Gas & Electric Co.                        700         26,338
Orange & Rockland Utilities, Inc.                1,100         39,188
Pacific Gas & Electric Co.                         300          8,963
Peco Energy Co.                                    100          2,863
Pinnacle West Capital Corp.                      2,000         52,500
Portland General Corp.                             700         17,938
Reunies Electrobel & Tractebel                      50         17,961
San Diego Gas & Electric Co.                       500         11,563
SCEcorp                                          1,200         21,300
Sierra Pacific Resources                         2,100         48,038
Siliconix, Inc.+                                   300          8,700
Transalta Corp.                                    500          5,243
Unicom Corp.                                       600         18,150
United Illuminating Co.                            200          7,025
Wisconsin Energy Corp.                           1,300         36,725
                                                            ----------
                                                              631,611
                                                            ----------
Utilities--Natural Gas (0.3%)
Brooklyn Union Gas Co. (The)                     1,300         32,013
Wicor, Inc.                                        800         24,200
Williams Cos. Inc.                                 100          3,900
                                                            ----------
                                                               60,113
                                                            ----------
Utilities--Oil & Gas (1.3%)
Atlanta Gas Light Co.                              900         34,763
Energen Corp.                                    2,100         45,675
Getty Petroleum Corp.                              200          2,700
Indiana Energy, Inc.                             1,400         30,275
New Jersey Resources Corp.                         900         23,288
Northwest Natural Gas Co.                          300          9,244
Public Service Co. of Colorado                   1,100         37,675
Schlumberger, Ltd.                                 200         13,050
Union Texas Petroleum Holdings, Inc.               900         16,425
Valero Energy Corp.                              1,300         31,200
                                                            ----------
                                                              244,295
                                                            ----------
Utilities--Telephone (1.5%)
Bell Atlantic Corp.                                200         12,275
BellSouth Corp.                                    400         29,250

Aetna Crossroads Variable Portfolio
Portfolio of Investments (continued)
--------------------------------------------------------------------------------
                                               Number of    Market
                                                Shares       Value
                                                -------   ------------
Utilities--Telephone (continued)
Cable & Wireless Plc                            4,500     $    29,699
DDI Corp.+                                          2          16,584
Lincoln Telecommunications Co.                  1,800          33,300
Nippon Telephone & Telegraph Corp.                  3          25,940
Pacific Telecom, Inc.                             800          23,950
SBC Communications, Inc.                          900          49,500
Southern New England Telecom. Corp.               900          31,838
Sprint Corp.                                      700          24,500
                                                            ----------
                                                              276,836
                                                            ----------
Utilities--Water (0.2%)
American Water Works Co., Inc.                    900          27,563
SJW Corp.                                         300          11,175
                                                            ----------
                                                               38,738
                                                            ----------
Total Common Stocks (cost $13,042,884)                    $13,666,265
                                                            ==========
Preferred Stocks (0.6%)
Banks (0.1%)
BankAmerica Corp.                                 400          23,950
                                                            ----------
                                                               23,950
                                                            ----------
Chemicals (0.0%)
Dow Chemical Co.                                  100           7,450
                                                            ----------
                                                                7,450
                                                            ----------
Commercial Services (0.0%)
Welsh Water Plc                                   720           1,177
                                                            ----------
                                                                1,177
                                                            ----------
Electrical & Electronics (0.0%)
FPL Group, Inc.+                                  200           8,175
                                                            ----------
                                                                8,175
                                                            ----------
Electrical Equipment (0.3%)
Nokia AB Class A                                  800          56,333
                                                            ----------
                                                               56,333
                                                            ----------
Pharmaceuticals (0.1%)
Merk AG                                            10           9,730
                                                            ----------
                                                                9,730
                                                            ----------
Total Preferred Stocks (cost $95,250)                     $   106,815
                                                            ----------
Total Common and Preferred Stocks
  (cost $13,138,134)                                      $13,773,080
                                                            ----------

U.S. GOVERMENT OBLIGATIONS (4.1%)
                                            Principal       Market
                                              Amount        Value
                                              -------   ------------
U.S. Treasury Bond, 7.25%, 5/15/04          $700,000    $    747,688
                                                          ----------
                                                            747,688
                                                          ----------
Total U.S. Government Obligations
  (cost $732,796)                                       $   747,688
                                                          ----------
CORPORATE OBLIGATIONS (0.2%)
Mitsubishi Bank, 3.0%, 11/30/02               30,000         31,388
                                                          ----------
                                                             31,388
                                                          ----------
Total Corporate Obligations (cost
  $30,000)                                              $    31,388
                                                          ----------
SHORT TERM INVESTMENTS (19.4%)
Allied-Signal Inc., Comm. Paper, 6.10%,
  10/06/95                                  $500,000    $   499,661
Cooper Industries, Inc., Comm. Paper,
  6.55%, 10/02/95                            657,000        657,000
Dakota Certificates Program, Comm. Paper,
  5.770%, 10/04/95                           500,000        499,840
GTE Florida, Inc., Comm. Paper, 5.75%,
  10/03/95                                   547,000        546,913
Honeywell, Inc., Comm. Paper, 5.80%,
  10/05/95                                   500,000        499,758
Textron Financial Co., Comm. Paper,
  6.10%, 10/02/95                            500,000        500,000
U.S. Treasury Note, 9.25%, 1/15/96           325,000        328,299
                                                          ----------
                                                          3,531,471
                                                          ----------
Total Short Term Investments
  (cost $3,531,346)                                     $ 3,531,471
                                                          ----------
TOTAL INVESTMENTS (cost $17,432,276)                    $18,083,627
                                                          ==========

  + Non-income producing security

   (a) The cost of investments for income tax purposes is identical. Unrealized gains and losses, based on identified tax cost at September 30, 1995 are as follows:

Unrealized gains       $ 861,625
Unrealized losses       (283,270)
                         --------
Net unrealized
  gain                 $ 578,355
                         ========

   Category percentages are based on net assets.

   Information concerning open futures contracts is shown below:

                                  No. of       Face   Expiration    Unrealized
                                Contracts     Value       Date     Gain/(Loss)
                                 --------    -------    --------   ----------
All Ordinaries Share Price
  Index                             4      $162,208    12/29/95     $   (906)
Canada Government Bonds Future      3       232,575    12/19/95        3,229
TSE 35 Index Future                 1        90,848    12/14/95       (1,819)
German DAX Index Future             2       310,644    12/14/95      (10,400)
Long-Term German Bonds Future       2       323,208    12/06/95        2,389
CAC 40 Stock Index Future           2       150,624    12/29/95       (9,775)
French Nationals Future             2       228,827    12/18/95       (2,892)
Long Gilt Bonds Future              2       164,225    12/27/95         (692)
FTSE 100 Index Future               1       139,161    12/15/95       (2,057)
Italian Government Bonds Future     2       250,969    12/04/95       (1,241)
TOPIX Stock Index Future            2       290,071    12/07/95       (6,690)
10 Year Swiss Bonds Future          1        90,461    12/18/95          705
Hang Seng Index Future              1       123,902    10/30/95        1,015
                                                                     --------
                                                                    $(29,134)
                                                                     ========

Aetna Generation Portfolios, Inc.
Aetna Legacy Variable Portfolio
Portfolio of Investments--September 30, 1995 (Unaudited)
--------------------------------------------------------------------------------
COMMON AND PREFERRED STOCKS (64.4%)
Common Stocks (63.9%)
                                              Number of      Market
                                                Shares       Value
                                              ---------   ------------
Aerospace & Defense (0.2%)
McDonnell Douglas Corp.                           300       $ 24,825
Smiths Industries Plc                           1,100         10,133
                                                            ----------
                                                              34,958
                                                            ----------
Apparel & Cosmetics (0.3%)
Alberto-Culver Co. Class B                        100          3,050
Chic By H I S Inc.+                             2,100         16,800
Coats Viyella Plc                               2,600          8,251
Nike, Inc.                                        100         11,113
Oshkosh B'Gosh, Inc.                              200          3,250
Russell Corp.                                     100          2,550
                                                            ----------
                                                              45,014
                                                            ----------
Autos & Auto Equipment (0.6%)
Borg Warner Automotive, Inc.                      700         22,400
Kaydon Corp.                                      600         17,700
Mitsubishi Motors Corp.                         2,000         16,888
Smith (A.O.) Corp.                                800         20,700
Snap-On, Inc.                                     200          7,600
Varity Corp.+                                     100          4,450
Volvo AB Class B                                  500         12,271
                                                            ----------
                                                             102,009
                                                            ----------
Banks (2.8%)
Bank of Montreal                                  200          4,380
Bank of New York Co., Inc.                        300         13,950
Banque Bruxelles Lambert SA                       100         16,969
Chemical Banking Corp.                            200         12,175
Citicorp                                          300         21,225
City National Corp.                               600          7,950
Commerce Asset Holding Bhd                      5,000         26,290
Creditanstalt-Bankverein                          100          5,014
Cullen/Frost Bankers, Inc.                        800         36,950
Development Bank of Singapore Ltd.              1,000         11,400
F & M Bancorp                                     100          2,625
First American Corp. (Tenn.)                      600         25,838
First Chicago Corp.                               500         34,313
First Citizens Bancshares Class A                 100          5,288
First Interstate Bancorp                          200         20,150
First Tennessee National Corp.                    600         33,225
Firstbank of Illinois Co.                         400         11,350
JSB Financial, Inc.                               800         25,000
Michigan National Corp.                           100         10,875
National City Bancshares, Inc.                    200          8,275
NationsBank, Corp.                                500         33,625
Oversea-Chinese Banking                         1,000         11,330
Queens County Bancorp, Inc.                       300         11,963
River Forest Bancorp, Inc.                        800         18,900
Royal Bank of Canada                              200          4,380
Schweizerische Bankverein                          20          7,694
Star Banc Corp.                                   400         21,400
Svenska Handelsbanke                              600         10,394
Union Planters Corp.                            1,300         38,675
United Carolina Bancshares, Inc.                  300         10,350
                                                            ----------
                                                             501,953
                                                            ----------
Building Materials & Construction (1.6%)
American Buildings Co.+                           700       $ 16,538
Champion Enterprises, Inc.+                     1,800         35,775
Continental Homes Holding Corp.                   200          4,200
Fujita Corp.                                    4,000         19,584
Granite Construction, Inc.                      1,200         32,400
International Aluminum Corp.                      200          6,350
Kasler Holding Co.                                500          3,063
Lindab AB Class B                                 500         11,046
Metra Oy Class B                                  200          9,295
Nippon Densetsu Kogyo                           2,000         19,544
Puerto Rican Cement Co., Inc.                     600         20,775
Redman Industries, Inc.+                          900         23,400
Sanki Engineering                               2,000         21,693
Texas Industries, Inc.                            400         21,100
Toll Brothers, Inc.+                              300          5,663
Tredegar Industries, Inc.                         800         24,700
                                                            ----------
                                                             275,126
                                                            ----------
Chemicals (1.8%)
ARCO Chemical Co.                                 500         24,375
Cabot Corp.                                       300         15,938
Du Pont (E.I.) De Nemours                         600         41,250
Dyno Industrier AS                                800         18,031
Geon Company (The)                              1,400         35,700
Great Lakes Chemical Corp.                        200         13,525
Lyondell Petrochemical Co.                      1,300         33,638
Norsk Hydro AS                                    600         25,848
PPG Industries, Inc.                              200          9,300
Sekisui Chemical Co.                            2,000         25,545
Sterling Chemicals, Inc.                        1,700         14,025
Synalloy Corp.                                    800         18,200
Vigoro Corp.                                      600         25,350
Wellman, Inc.                                     800         19,600
                                                            ----------
                                                             320,325
                                                            ----------
Commercial Services (0.2%)
CPI Corp.                                       1,000         22,125
Inchcape Plc                                    1,600          8,154
Welsh Water Plc+                                  500          6,149
                                                            ----------
                                                              36,428
                                                            ----------
Computer Software (0.8%)
Boole & Babbage Inc.+                             100          2,988
Cadence Design Systems, Inc.+                   1,300         51,025
Dell Computer Corp.+                              400         33,975
Hogan Systems, Inc.+                            3,400         33,788
Network Peripherals, Inc.                       1,600         25,200
                                                            ----------
                                                             146,976
                                                            ----------
Computers & Office Equipment (1.2%)
Acma Ltd.                                       1,000          3,695
CANON, Inc.                                     1,000         17,942
Comdisco, Inc.                                    700         20,825
Compaq Computer Corp.+                            200          9,675
Fujitsu, Ltd.                                   2,000         25,342
International Business Machines, Corp.            400         37,750
Microsoft Corp.+                                  100          9,056
Moore Corp., Ltd.                               1,300         26,163

Aetna Legacy Variable Portfolio
Portfolio of Investments (continued)
--------------------------------------------------------------------------------
                                              Number of      Market
                                                Shares       Value
                                              ---------   ------------
Computers & Office Equipment (continued)
Read-Rite Corp.+                                  700       $ 25,638
Sun Microsystems, Inc.+                           100          6,306
United Stationers, Inc.                         1,000         28,250
                                                            ----------
                                                             210,642
                                                            ----------
Consumer Products (0.2%)
NCH Corp.                                         500         28,625
Reckitt & Coleman Plc                             800          8,319
                                                            ----------
                                                              36,944
                                                            ----------
Diversified (2.1%)
Alusuisse-Lonza Holding                            10          7,494
Brady (WH) Co.                                    300         21,750
Elkjop Norge AS                                   600         17,264
Harrisons & Crosfield Plc                       3,500          8,448
Harsco Corp.                                      500         27,813
Industrials Oxygen Inc., Ltd.                   8,000          9,241
Katy Industries                                 4,200         39,900
Lonrho Plc                                      3,000          7,906
Oasis Residential Inc.                          7,200        162,000
SPS Technologies, Inc.+                           800         31,200
Textron Inc.                                      200         13,650
Trinova Corp.                                     200          6,750
VF Corp.                                          100          5,100
Westmont Bhd                                    2,000          8,126
                                                            ----------
                                                             366,642
                                                            ----------
Electrical Equipment (1.4%)
ADFlex Solutions, Inc.+                         1,100         24,888
Arrow Electronics, Inc.+                          700         38,063
Avnet, Inc.                                       600         30,975
Hitachi Ltd. (Hit. Seisakusho)                  4,000         43,791
Nichicon                                        1,000         13,583
Park Electrochemical Corp.                      1,000         32,375
Sundstrand Corp.                                  500         32,375
Texas Instruments, Inc.                           400         31,950
                                                            ----------
                                                             248,000
                                                            ----------
Electrical & Electronics (2.3%)
Applied Materials, Inc.+                          100         10,250
Austria Mikro Systeme International+               50          8,740
Cohu, Inc.                                        100          3,075
CTS Corp.                                         800         24,800
Dynatech Corp.+                                 1,600         24,800
Esterline Technologies+                         1,600         43,800
Hewlett Packard Co.                               300         25,013
Hitachi Koki                                    2,000         17,496
Intel Corp.                                       100          6,019
Logicon, Inc                                    1,400         37,800
Matsushita Electric Industrial Co. Ltd.         2,000         30,816
Mentor Graphics Corp.+                            400          8,300
Micron Technology Inc.                            100          7,950
Nintendo Co. Ltd.+                              1,000         73,492
Novellus Systems, Inc.+                           100          6,988
Phillips Electronics NV                           200          9,794
Seagate Technology, Inc.+                         900         37,913
Unitrode Corp.                                    500         14,563
Varian Associates, Inc.                           200         10,600
                                                            ----------
                                                             402,209
                                                            ----------
Financial Services (3.5%)
Abbey National Plc                              1,000       $  8,578
Alex Brown & Sons, Inc.                           600         35,025
Algem Maatsch Voor Nijverhei                       50         13,514
Astoria Financial Corp.                         1,300         55,331
Barclays Plc                                    2,000         23,709
BayBanks, Inc.                                    400         30,300
Bear Stearns Co., Inc.                          1,300         27,950
BHC Financial, Inc.                             2,200         35,063
Citizens Bancorp                                1,100         36,300
CNA Financial Corp.+                              600         63,600
Crestar Financial Corp.                           200         11,175
Dean Witter Discover and Co.                      100          5,625
Den Danske Bank                                   300         19,122
Greenpoint Financial Corp.                        200          5,525
Household International, Inc.                     100          6,200
HSBC Holdings Plc                               1,600         22,259
Kagoshima Bank                                  2,000         15,530
Lion Land Bhd                                   9,000         10,827
Merrill Lynch & Co., Inc.                         500         31,250
Morgan Keegan, Inc.                             1,100         13,200
Park National Corp.                               100          4,575
Promise Co. Ltd.                                1,000         42,575
Suffolk Bancorp                                   300         10,725
Sumitomo Bank of California                       100          2,300
Travelers, Inc.                                   500         26,563
Union Bank                                        700         37,363
Unitas Bank Ltd. Class A                        2,400          7,323
White River Corp.                                 300         11,213
                                                            ----------
                                                             612,720
                                                            ----------
Foods & Beverages (2.4%)
American Maize-Products Co.                       600         23,400
Archer-Daniels-Midland Co.                        105          1,614
Bols Wessanen CV Class A                          400          7,810
Cadbury Schweppes Plc                           2,400         18,195
Campbell Soup Co.                                 500         25,125
Cerebos Pacific Ltd.                            3,000         17,945
Coca-Cola Co.                                     300         20,700
ConAgra, Inc.                                     500         19,813
CPC International Inc.                            700         46,200
Danisco AS                                        300         13,146
Hillsdown Holding Plc                           2,400          6,723
Hormel Foods Corp.                                700         18,463
Huhtamaki Group Class I                           500         17,252
IBP, Inc.                                         700         37,363
International Multifoods Corp.                    900         19,350
Katokichi                                       1,000         19,159
Kikkoman                                        3,000         21,622
Kroger Co. (The)+                                 100          3,413
Nestle SA Registered                               10         10,296
PepsiCo, Inc.                                     600         30,600
Pilgrims Pride Corp.                              300          2,363
Safeway, Inc.                                     600         25,050
Sara Lee Corp.                                    200          5,950
Supervalu, Inc.                                   600         17,625
                                                            ----------
                                                             429,177
                                                            ----------

Aetna Legacy Variable Portfolio
Portfolio of Investments (continued)
--------------------------------------------------------------------------------
                                              Number of      Market
                                                Shares       Value
                                              ---------   ------------

Health Services (0.8%)
Baxter International, Inc.                        400       $ 16,450
Columbia/HCA Healthcare Corp.                     200          9,725
Diagnostic Products Corp.                         500         19,250
Invacare Corp.                                    500         23,875
Mine Safety Appliances Co.                        400         20,650
Nellcor, Inc.+                                    500         24,688
Quorum Health Group, Inc.+                        100          2,250
Thera Tx, Inc.+                                 2,200         28,600
                                                            ----------
                                                             145,488
                                                            ----------
Health Technology (0.5%)
Barr Labs Inc.+                                 1,300         31,038
Guidant Corp.                                     400         11,700
Rhone-Poulenc Rorer, Inc.                         700         31,850
Watson Pharmaceuticals+                           300         12,338
                                                            ----------
                                                              86,926
                                                            ----------
Home Furnishings (0.3%)
Electrolux AB                                     300         14,357
Lancaster Colony Corp.                            400         13,700
Leggett & Platt, Inc.                           1,000         24,625
                                                            ----------
                                                              52,682
                                                            ----------
Hotels & Restaurants (0.1%)
Compass Group Plc                               1,500         10,042
Hotel Properties Ltd.                           2,000          2,970
Marriott International Inc.                       300         11,213
                                                            ----------
                                                              24,225
                                                            ----------
Household Products (0.2%)
Oneida Ltd                                        200          3,250
Premark International, Inc.                       200         10,175
Procter & Gamble Co.                              200         15,400
Springs Industries, Inc. Class A                  100          3,925
                                                            ----------
                                                              32,750
                                                            ----------
Insurance (3.0%)
Aegon N.V.                                        200          7,270
Aflac, Inc.                                       900         37,350
Allstate Corp.                                    278          9,834
American Bankers Insurance Group                1,200         44,550
American National Insurance, Co.                  400         23,400
Baloise Holding, Ltd.                               5         11,053
Capital American Financial Corp.                  100          2,225
Chubb Corp.                                       100          9,600
CMAC Investment Corp.                             300         15,788
Commerce Group, Inc.                              300          5,869
Fremont General Corp.                             400         11,050
Fund American Enterprises, Inc.+                  300         21,900
Guardian Royal Exchange Plc                     1,900          6,556
Healthwise of America, Inc.                       900         25,425
Home Beneficial Corp. Class B                     300          7,013
Horace Mann Educators Corp.                       800         22,000
Kansas City Life Insurance Co.                    300         15,525
Loews Corp.                                       200         29,100
Maxicare Health Plans, Inc.                     2,400         44,550
Orion Capital Corp.                               300         13,313
Reinsurance Group of America                    1,200         42,300
RightCHOICE Managed Care+                       2,000         29,750
Royal Insurance Holdings Plc                    1,400       $  7,822
State Auto Financial Corp.                        700         15,706
Transatlantic Holdings, Inc.                      600         40,350
Uni Storebrand AS+                              3,300         16,142
Winterthur Schweizerische Versicherungs-
  Gesellschaft                                     10          6,632
Zurich Versicherungs-Gesellschaft                  40         11,279
                                                            ----------
                                                             533,352
                                                            ----------
Machinery & Equipment (1.7%)
Acme-Cleveland Corp.                            1,200         32,100
Barnes Group, Inc.                                600         24,375
Blount, Inc. Class A                              700         33,338
Case Corp.                                        200          7,350
Caterpillar, Inc.                                 100          5,688
Central Sprinkler Corp.                         1,300         39,650
Fluor Corp.                                       100          5,600
FSI International, Inc.+                          600         19,875
Georg Fischer AG                                    5          6,832
Jenbacher Werke AG                                100         17,030
Koyo Seiko Co., Ltd.                            1,000          8,434
L.S. Starret Co. Class A                          500         11,313
Lam Research Corp.+                               400         23,850
Timken Co.                                        400         17,050
Tsubakimoto Chain                               4,000         20,314
Tsukishima Kikai                                1,000         19,057
                                                            ----------
                                                             291,856
                                                            ----------
Media & Entertainment (0.9%)
Belo Corp. Class A                                700         24,063
Chris-Craft Industries Inc.                       400         17,400
GC Companies, Inc.                                600         19,275
Granada Group Plc                                 800          8,040
GTECH Holdings Corp.+                             400         12,050
King World Productions, Inc.+                     800         29,300
Media General, Inc.                               800         28,600
Mirage Resorts, Inc.+                             500         16,438
Walt Disney Co.                                   100          5,738
                                                            ----------
                                                             160,904
                                                            ----------
Metals & Mining (1.9%)
Alcan Aluminum Ltd.                               600         19,409
AlleghenyLudlum, Corp.                            400          8,150
Alumax, Inc.+                                     200          6,750
Aluminum Co. of America                           200         10,575
British Steel Plc                               3,600         10,341
Carpenter Technology Corp.                        400         15,650
Cleveland-Cliffs, Inc.                            500         20,563
Cyprus Amax Minerals Co.                          500         14,063
Dofasco, Inc.                                     500          6,032
Falconbridge Ltd.                                 300          6,515
J & L Specialty Steel, Inc.                     1,400         29,400
Kennametal Inc.                                   800         29,000
Kon. Ned. Hoogovens En                            200          8,011
Lukens, Inc.                                      200          5,825
Magma Copper Co.                                1,300         24,375
Mueller Indusries Inc.+                           200         10,375
Rautaruukki Oy                                  1,000          6,619
Reliance Steel & Aluminum Co.                   1,700         31,238

Aetna Legacy Variable Portfolio
Portfolio of Investments (continued)
--------------------------------------------------------------------------------
                                              Number of      Market
                                                Shares       Value
                                              ---------   ------------
Metals & Mining (continued)
Schnitzer Steel Industries, Inc.                1,200      $   33,750
Svenskt Stal AB                                 1,000          10,683
Varlen Corp.                                    1,200          32,550
                                                            ----------
                                                              339,874
                                                            ----------
Oil & Gas (1.9%)
Atlantic Richfield Co.                            200          21,475
Burmah Castrol Plc                                600           9,278
Conwest Exploration Co., Ltd.                     200           3,823
Diamond Shamrock, Inc.                            400           9,850
Exxon Corp.                                       600          43,350
Fina, Inc. Class A                                400          19,350
Leviathan Gas Pipeline Partners L.P.            1,100          28,738
Lufkin Industries, Inc.                           400           9,250
Mobil Corp.                                       300          29,888
Nabors Inustries, Inc.                          1,200          11,325
OEMV AG                                           100           9,339
Oneok, Inc.                                       600          13,950
Petro-Canada                                      400           4,306
Royal Dutch Petroleum Co.                         400          49,167
RPC, Inc.                                         600           4,725
Saga Petroleum AS                                 600           7,769
Santa Fe Pacific Pipeline Partners L.P.           600          21,900
Smith International, Inc.+                        900          15,638
Tidewater, Inc.                                   400          11,250
Transcanada Pipelines Ltd.+                       300           3,953
Varco International, Inc.                       1,100          11,138
                                                            ----------
                                                              339,462
                                                            ----------
Paper & Containers (2.0%)
Abitibi-Price, Inc.                               300           5,206
Asia Pulp & Paper Co., Ltd.+                    2,000          24,250
Bobst SA                                            5           7,746
Chesapeake Corp.                                2,900         104,763
Georgia-Pacific Corp.                             100           8,750
Glatfelter (P.H.) Co.                             900          20,250
Greif Brothers Corp. Class A                      200           4,975
Koninklijke KNP BHT                               300           8,946
Leykam-Muerztaler Papier+                         150           6,742
Mayr-Melnhof Karton AG                            100           6,382
Mead Corp.                                        500          29,313
Rayoner Inc.                                      900          35,213
Repola Oy                                         300           6,760
Stora Kopparbergs                                 800          10,914
Temple-Inland, Inc.                               200          10,650
Willamette Industries, Inc.                       800          53,600
                                                            ----------
                                                              344,460
                                                            ----------
Pharmaceuticals (1.2%)
Becton, Dickinson & Co.                           300          18,863
Bristol-Myers Squibb Co.                          300          21,863
Johnson & Johnson                                 400          29,650
Merck & Co., Inc.                                 500          28,000
Novo-Nordisk AS                                   100          12,168
Pfizer, Inc.                                      200          10,675
Schering Plough                                   400          20,600
Smithkline Beecham Plc                            100           5,063
Conmed Corp.                                    1,200          39,000
Yamanouchi Pharmaceuticals                      1,000      $   21,693
                                                            ----------
                                                              207,575
                                                            ----------
Pollution Control (0.1%)
Browning-Ferris Industries, Inc.                  400          12,150
WMX Technologies, Inc.                            300           8,550
                                                            ----------
                                                               20,700
                                                            ----------
Printing & Publishing (0.8%)
Banta Corp.                                       600          25,350
Central Newspapers, Inc. Class A                  800          24,400
Gannett Company, Inc.                             400          21,850
Plenum Publishing Corp.                           200           7,150
Pulitzer Publishing Co.                           900          46,575
Tribune Co.                                       100           6,638
Wiley (John) & Sons, Inc. Class A                 100           5,875
                                                            ----------
                                                              137,838
                                                            ----------
Real Estate Investment Trusts (15.5%)
Apartment Investment & Management Co.             700          14,700
Associated Estates Realty Corp.                 3,100          63,550
Beacon Properties Corp.                         7,400         158,175
CBL & Associates Properties, Inc.               7,000         145,250
Chelsea GCA Realty, Inc.                        1,700          50,788
Colonial Properties Trust                       7,100         176,613
Cousins Properties, Inc.                        4,300          78,475
Crescent Real Estate Equities, Inc.             5,200         159,900
Developers Diversified Realty Corp.             2,100          63,263
Duke Realty Investments, Inc.                   5,800         180,525
Equity Residential Properties Trust             4,800         144,600
Essex Property Trust, Inc.                      5,600          98,700
Evans Withycombe Residential, Inc.              7,800         157,950
Excel Realty Trust, Inc.                        8,200         161,950
First Industrial Realty Trust, Inc.               800          16,000
HGI Realty, Inc.                                  600          14,400
Kimco Realty Corp.                              3,000         119,625
Kranzco Realty Trust                            3,600          60,750
Post Properties, Inc.                           4,000         124,000
Prime Residential, Inc.                         8,300         129,169
Regency Realty Corp.                            6,700         118,088
Sekisui House                                   1,000          12,468
Smith (Charles E.) Residential Realty Co.       5,200         120,250
Spieker Properties, Inc.                        7,300         175,200
Storage Equities Inc.                           9,000         167,625
Weingarten Realty Investors                       400          14,150
                                                            ----------
                                                            2,726,113
                                                            ----------
Retail (3.7%)
Argyll Group Plc                                1,400           7,445
Blair Corp.                                       100           3,400
Burton Group Plc                                7,000          12,131
Cali Realty Corp.                               3,300          66,825
Circuit City Stores, Inc.                         100           3,163
Fastenal Co.                                      500          18,313
General Host Corp.                              3,900          22,913
Hannaford Brothers, Co.                         1,200          32,250
Harcourt General, Inc.                            200           8,375
Highwood Properties, Inc.                       6,100         160,888
Hudson's Bay Co.                                  200           3,860

Aetna Legacy Variable Portfolio
Portfolio of Investments (continued)
--------------------------------------------------------------------------------
                                              Number of      Market
                                                Shares       Value
                                              ---------   ------------
Retail (continued)
JUSCO Co.                                       1,000     $    24,024
Koninklijke Ahold N.V.                            500          18,865
Merkur Holding AG                                  25           5,788
National Presto Industries, Inc.                  200           8,975
Neiman Marcus Group, Inc.                       1,600          28,800
Robinson & Co. Ltd.                             1,000           4,222
Sears, Roebuck & Co.                              300          11,063
Tesco Plc                                       2,200          10,899
Waban, Inc.                                       100           1,888
Walden Residential Properties, Inc.             9,700         183,088
Zale Corp.                                      1,300          17,875
                                                            ----------
                                                              655,050
                                                            ----------
Specialty Consumer Durables (0.3%)
Bio-Rad Labs, Inc. Class A+                       400          16,100
Polaris Industries, Inc.                        1,000          44,125
                                                            ----------
                                                               60,225
                                                            ----------
Telecommunications (0.3%)
Ameritech Corp.                                   600          31,275
Computer Associates International, Inc.           150           6,338
Telefonaktiebolaget                               500          12,343
                                                            ----------
                                                               49,956
                                                            ----------
Transportation (1.5%)
AMR Corp.+                                        500          36,063
Bergesen d.y. AS Class B                          500          11,189
British Airways Plc                               900           6,417
Det Danske Luftfartselskap AS                     400          27,476
East Japan Railway Co.+                             5          24,835
Expeditors International of Washington,
  Inc.                                            300           8,100
Florida East Coast Railway Co.                    300          21,525
Flughafen Wien AG                                 200          12,685
GATX Corp.                                        500          25,875
Illinois Central                                  300          11,738
KLM Royal Dutch Airlines Co.                      409          14,405
Kobenhavns Lufthavne AS                           200          15,029
Kvaerner AS                                       100           4,252
M.S. Carriers, Inc.                               300           4,838
Peninsular & Orient Steam Navigation Co.        1,000           7,565
PHH Corp.                                         200           9,000
Singapore Airlines Ltd,                         2,000          18,579
                                                            ----------
                                                              259,571
                                                            ----------
Utilities--Electric (3.2%)
Bangor Hydro-Electric Co.                       1,200          14,700
California Energy Co.                           1,000          20,500
Centerior Energy Corp.                            200           2,175
Consolidated Edison Co. of New York, Inc.       1,500          45,563
DQE, Inc.                                         500          13,250
General Public Utilities Corp.                    700          21,788
Hawaiian Electric Industries, Inc.                700          26,600
Hokkaido Electric Power Co.                     1,000          24,126
Illinova Corp.                                    900          24,413
Interstate Power Co. (Del.)                     1,200          32,700
LG&E Corp.                                        200           8,025
New York State Electric & Gas Corp.               400          10,500
Nipsco Industries, Inc.                           500          17,438
Oesterreichisch Elektriz                          150     $    10,038
Oklahoma Gas & Electric Co.                       600          22,575
Orange & Rockland Utilities, Inc.                 900          32,063
Pacific Gas & Electric Co.                        400          11,950
Peco Energy Co.                                   100           2,863
Pinnacle West Capital Corp.                     1,700          44,625
Portland General Corp.                          1,000          25,625
Reunies Electrobel & Tractebel                     50          17,961
San Diego Gas & Electric Co.                      400           9,250
SCEcorp                                         1,000          17,750
Sierra Pacific Resources                        1,700          38,888
Siliconix, Inc                                    300           8,700
Unicom Corp.                                      600          18,150
United Illuminating Co.                           200           7,025
Wisconsin Energy Corp.                          1,100          31,075
                                                            ----------
                                                              560,316
                                                            ----------
Utilities--Natural Gas (0.3%)
Brooklyn Union Gas Co. (The)                    1,000          24,625
Wicor, Inc.                                       600          18,150
Williams Cos. Inc.                                100           3,900
                                                            ----------
                                                               46,675
                                                            ----------
Utilities--Oil & Gas (1.0%)
Atlanta Gas Light Co.                             900          34,763
Energen Corp.                                   1,700          36,975
Getty Petroleum Corp.                             200           2,700
Indiana Energy, Inc.                            1,000          21,625
New Jersey Resources Corp.                        800          20,700
Northwest Natural Gas Co.                         300           9,244
Schlumberger, Ltd.                                200          13,050
Union Texas Petroleum Holdings, Inc.              800          14,600
Valero Energy Corp.                             1,000          24,000
Westcoast Energy, Inc.                            300           4,427
                                                            ----------
                                                              182,084
                                                            ----------
Utilities--Telephone (1.3%)
Bell Atlantic Corp.                               100           6,138
BellSouth Corp.                                   300          21,938
Cable & Wireless Plc                            3,300          21,780
DDI Corp.+                                          2          16,584
Lincoln Telecommunications Co.                  1,200          22,200
Nippon Telephone & Telegraph Corp.                  4          34,587
SBC Communications, Inc.                        1,000          55,000
Southern New England Telecom. Corp.               800          28,300
Sprint Corp.                                      600          21,000
                                                            ----------
                                                              227,527
                                                            ----------
Utilities--Water (0.1%)
SJW Corp.                                         300          11,175
                                                            ----------
                                                               11,175
                                                            ----------
Total Common Stocks (cost $10,740,147)                    $11,265,907
                                                            ----------
Preferred Stocks (0.5%)
Banks (0.1%)
BankAmerica Corp.                                 300          17,963
                                                            ----------
                                                               17,963

Aetna Legacy Variable Portfolio
Portfolio of Investments (continued)
--------------------------------------------------------------------------------
                                              Number of      Market
                                                Shares       Value
                                              ---------   ------------
Chemicals (0.0%)
Dow Chemical Co.                                 100      $     7,450
                                                            ----------
                                                                7,450
                                                            ----------
Commercial Services (0.0%)
Welsh Water Plc.                                 540              882
                                                            ----------
                                                                  882
                                                            ----------
Electrical & Electronics (0.0%)
FPL Group, Inc.+                                 200            8,175
                                                            ----------
                                                                8,175
                                                            ----------
Electrical Equipment (0.2%)
Nokia AB Class A                                 500           35,209
                                                            ----------
                                                               35,209
                                                            ----------
Pharmaceuticals (0.1%)
Merk AG                                           10            9,730
                                                            ----------
                                                                9,730
                                                            ----------
Total Preferred Stocks (cost $70,676)                     $    79,409
                                                            ----------
Total Common and Preferred Stocks (cost
  $10,810,823)                                            $11,345,316
                                                            ----------

U.S. GOVERNMENT OBLIGATIONS (7.3%)

                                             Principal      Market
                                               Amount        Value
                                              ---------   -----------
U.S. Treasury Bond, 7.25%, 5/15/04          $1,200,000    $ 1,281,750
                                                            ---------
                                                            1,281,750
                                                            ---------
Total U.S. Government Obligations (cost
  $1,256,222)                                             $ 1,281,750
                                                            ---------

CORPORATE OBLIGATIONS (0.1%)
Mitsubishi Bank, 3.0%, 11/30/02                 20,000         20,925
                                                            ---------
                                                               20,925
                                                            ---------
Total Corporate Obligations (cost
  $20,000)                                                $    20,925
                                                            ---------

SHORT TERM INVESTMENTS (28.0%)
Allied-Signal Inc., Comm. Paper, 6.10%,
  10/06/95                                     500,000        499,661
Bridgestone Firestone Corp., Comm. Paper,
  5.84%,10/25/95                               500,000        500,000
Cooper Industries, Inc., Comm. Paper,
  6.55%, 10/02/95                              348,000        348,000
Dakota Certificates Program, Comm. Paper,
  5.770%, 10/04/95                             500,000        499,840
Crown Cork & Seal Co., Comm. Paper, 6.0%,
  10/12/95                                     500,000        499,167
Honeywell, Inc., Comm. Paper, 5.80%,
  10/05/95                                     500,000        499,757
Textron Financial Co., Comm. Paper,
  6.10%, 10/02/95                              500,000        500,000
PHH Corp., Comm. Paper, 6.2%, 10/06/95         735,000        734,494
Xerox Credit Corp., Comm. Paper, 6.25%,
  10/03/95                                     500,000        499,913
U.S. Treasury Note, 9.25%, 1/15/96             350,000        353,553
                                                            ---------
                                                            4,934,385
                                                            ---------
Total Short Term Investments (cost
  $4,934,251)                                             $ 4,934,385
                                                            ---------
Total Investments (cost $17,021,296)                      $17,582,376
                                                            ---------
  + Non-income producing security.

   (a) The cost of investments for income tax purposes is identical. Unrealized gains and losses, based on identified tax cost at September 30, 1995 are as follows:

Unrealized gains      $ 722,836
Unrealized losses      (205,729)
                        --------
Net unrealized
  gain                $ 517,107
                        ========

   Category percentages are based on net assets.

   Information concerning open futures contracts is shown below:

                                   No. of      Face   Expiration    Unrealized
                                 Contracts     Value      Date     Gain/(Loss)
                                  --------    ------    --------   ----------
All Ordinaries Share Price
  Index Future                        2     $ 81,104    12/29/95     $   (453)
Canada Government Bonds Future        3      232,575    12/19/95        3,229
TSE 35 Index Future                   1       90,848    12/14/95       (1,819)
German DAX Index Future               1      155,322    12/14/95       (5,200)
Long-Term German Bonds Future         2      323,208    12/06/95        2,389
CAC 40 Stock Index Future             1       75,283    12/29/95       (4,888)
French Nationals Future               1      114,414    12/18/95       (1,446)
Long Gilt Bonds Future                2      164,177    12/27/95         (642)
FTSE 100 Index Future                 1      139,161    12/15/95       (2,057)
Italian Government Bonds Future       2      250,969    12/04/95       (1,241)
TOPIX Stock Index Future              1      141,979    12/07/95       (2,129)
10 Year Swiss Bonds Future            1       90,461    12/18/95          705
Hang Seng Index Future                1       62,084    10/30/95          375
                                                                      --------
                                                                     $(13,177)
                                                                      --------

                                          PART C

                                     OTHER INFORMATION

Item 24. Financial Statements and Exhibits

      (a)   Financial Statements:
            (1) Included in Part A:
                 Financial Highlights
            (2) Included in Part B:
      Audited financial statements as of June 15, 1995, which include the following: Statements of Assets and Liabilities as of June 15, 1995 Notes to Statements of Assets and Liabilities as of June 15, 1995 Independent Auditors' Report

      Unaudited financial  statements  as  of  September  30,  1995,  which include the following:
            Statements of Assets and Liabilities as of September 30, 1995 Statements of Operations for the period from June 13, 1995 to September 30, 1995
            Statements of  Changes  in Net  Assets for the period  from June 13,
               1995 to September 30, 1995
            Notes to Financial Statements
            Portfolios of Investments

      (b)   Exhibits:
            (1)     Articles of Incorporation1
            (2)     By-laws1
            (3)     Not applicable
            (4)     Not applicable
            (5)     Form of Investment Advisory Agreement between the Registrant and Aetna Life Insurance and Annuity Company ("ALIAC")1
            (6)     Underwriting Agreement between the Registrant and ALIAC1
            (7)     Not applicable
            (8)     Custodian Agreement - Mellon Bank, N.A.1
            (9)(a)  Form of Administrative Services Agreement1
            (9)(b)  Form of License Agreement1
            (10)(a) Opinion of Counsel 1
            (10)(b) Consent of Counsel
            (11)    Consent of Independent Auditors
            (12)    Not applicable
            (13)    Form of Agreement Concerning Initial Capital1
            (14)    Not applicable
            (16)    Not applicable
            (17)    Financial Data Schedule (see Exhibit No. (27) below)
            (18)    Powers of Attorney1
            (27)    Financial Data Schedule

1 Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, (File No. 33-88334) as filed electronically with the Securities and Exchange Commission on June 19, 1995.

Item 25.    Persons Controlled by or Under Common Control
---------------------------------------------------------
            Registrant is a Maryland corporation for which separate financial statements are filed. As of September 30,1995, Aetna Life Insurance and Annuity Company ("Company") owned 100% of the Registrant's outstanding shares of beneficial interest. Aetna Life and Casualty Company owned 100% of the Company's outstanding shares of common stock on September 30, 1995.

            A diagram of all persons directly or indirectly under common control with the Registrant is incorporated herein by reference to the Registration Statement on Form N-4, File No. 33-88720, as filed with the Securities and Exchange Commission on January 20, 1995.




Item 26.    Number of Holders of Securities
-------------------------------------------
            As of September 30, 1995         Number of Record Holders
            ------------------------         ------------------------
            Ascent Variable Portfolio                  3
            Crossroads Variable Portfolio              3
            Legacy Variable Portfolio                  3

Item 27.    Indemnification
---------------------------
            Article 9, Section (d) of the Registrant's Articles of Incorporation, provide for indemnification of directors and officers. In addition, the Registrant's officers and directors are covered under a directors and officers errors and omissions liability insurance policy issued by Lloyds of London which expires in October, 1996.

            Finally, reference is made to Section 2-418 of the Corporations and Associations Article of the Annotated Code of Maryland which provides generally that (1) a corporation may (but is not required to) indemnify its directors for judgments, fines and expenses in proceedings in which the director is named a party solely by reason of being a director, provided the director has not acted in bad faith, dishonestly or unlawfully, and provided further that the director has not received any "improper personal benefit"; and (2) that a corporation must (unless otherwise provided in the corporation's charter or articles of incorporation) indemnify a director who is successful on the merits in defending a suit against him by reason of being a director for "reasonable expenses." The statutory provisions are not exclusive; i.e., a corporation may provide greater indemnification rights than those provided by statute.

       Item 28.  Business and Other Connections of Investment Adviser

------------------------------------------------------------------------------
Name                  Positions and Offices   Other Principal Position(s)
                      with Investment Adviser Held Since Oct. 31,
                                              1992/Addresses*/**

------------------------------------------------------------------------------
Daniel P. Kearney     Director, President     Executive Vice President
                      and Chairman,           (since December 1993) and
                      Executive Committee,    Group Executive, Financial
                      Principal Executive     Division (February 1993 -
                      Officer                 December 1993) of Aetna  Life
                                              and Casualty Company; Director of
                                              Aetna Insurance Company of America
                                              (since February 1993); Director
                                              and Chairman of Aetna Realty
                                              Investors, Inc. (since January 3,
                                              1992); Director of MBIA, Inc.
                                              (since 1992); Director of
                                              Margaretten Financial Corporation,
                                              Edison, New Jersey (1992-1994).

David E. Bushong      Acting Chief Financial  Vice President, Strategy  &
                      Officer                 Policy, Investment Group (July
                                              1991 - November 1992), Vice
                                              President, Corporate Planning
                                              Finance and Administration
                                              (November 1992 - March 1994), Vice
                                              President, Bond Investment,
                                              Portfolio Management (March 1994
                                              July 1994) of Aetna Life Insurance
                                              Company, The Aetna Casualty and
                                              Surety Company, The Standard Fire
                                              Insurance Company, 151 Farmington
                                              Avenue, Hartford, CT 06156.

Christopher J. Burns  Director (1991);        Vice President (August 1988 -
                      Senior Vice President,  March 1991) of Aetna Life
                      Life;                   Insurance Company; Director
                      Member of Executive     (February 1992 - December
                      Committee               1993)  and  Senior  Vice
                                              President (December 1992- December
                                              1993) of Aetna Insurance Company
                                              of America; Director (1992 - April
                                              1995) and Senior Vice President,
                                              North American Operations (1993
                                              April 1995) of Aetna
                                              International, Inc.; Director and
                                              member of Investment Committee
                                              (1992 - March 1995) of Aetna Life
                                              Insurance Company of Canada;
                                              Director (1992 - May 1995) of
                                              Seguros Monterrey Aetna, S.A.;
                                              Director (1992 - May 1995) of
                                              Fianzas Monterrey Aetna S.A.;
                                              Series "B" Director (1992 May
                                              1995) of Valores Monterrey Aetna
                                              S.A. de C.V.

Laura R. Estes        Director and Senior     Director  and Senior Vice
                      Vice President, ALIAC   President of Aetna  Insurance
                      Pension; Member of      Company of America (since
                      Executive Committee     February  1993); Director of
                                              Aetna Investment Services, Inc.
                                              (since 1993).

John Y. Kim           Director and Senior     Chief Investment Officer  of
                      Vice President, ALIAC   Aetna Life and Casualty
                      Investments             Company (since   May   1994);
                                              Managing Director of Mitchell
                                              Hutchins Institutional Investors,
                                              New York, NY (September 1993 April
                                              1994).

Shaun P. Mathews      Director and Senior     Director and Chief Operations
                      Vice President,         Officer of Aetna  Investment
                      Strategic Markets and   Services, Inc. (since February
                      Products                1993); Director and  Senior
                                              Vice President of Aetna Insurance
                                              Company of America (since February
                                              1993); Vice President of Aetna
                                              Life Insurance Company (since
                                              1991).

Scott A. Striegel     Director and Senior     Vice  President  of Aetna  Life
                      Vice President          Insurance Company (since
                                              1992); Senior Vice President
                                              (since 1992) and Director (since
                                              June 1991), Aetna Insurance
                                              Company of America.

James C. Hamilton     Director, Vice          Chief Financial Officer of
                      President and Treasurer Aetna Investment  Services,
                                              Inc. (since 1993); Director, Vice
                                              President and Treasurer of Aetna
                                              Insurance Company of America
                                              (since February 1993); Director of
                                              Aetna Private Capital, Inc. (since
                                              November 1990); Vice President and
                                              Actuary of Aetna Life Insurance
                                              Company (since 1988).

Gary G. Benanav       Director                Executive Vice President,
                                              Property-Casualty Division (since
                                              December 1993) and Group Executive
                                              (April 1992-December 1993) of
                                              Aetna Life and Casualty Company,
                                              Aetna Life Insurance Company and
                                              Aetna Casualty and Surety Company;
                                              Chairman and Chief Executive
                                              Officer (since September 1992) and
                                              Director (since October 1991) of
                                              Aetna Life Insurance Company of
                                              America; Director and President
                                              (1992 - 1994) of Aetna Insurance
                                              Company of America; President
                                              (since August 1994) and Director
                                              (1992 - 1994) of Aetna Casualty
                                              Company of Connecticut, Aetna
                                              Commercial Insurance Company,
                                              Aetna Excess and Surplus Lines
                                              Company, Aetna Insurance Company,
                                              Aetna Personal Security Insurance
                                              Company, Farmington Casualty
                                              Company, The Automobile Insurance
                                              Company of Hartford, Connecticut;
                                              Director of Aetna Series Fund,
                                              Inc. (April 30, 1993 - March 16,
                                              1994); Director of Barnes Group,
                                              Inc. (currently).

Eugene M. Trovato     Vice President,         Vice President Controller,
                      Controller              (February 1995 - Present),
                      (chief accounting       Assistant Vice President
                      officer)                Planning, Reporting, and
                                              Analysis (October 1992 February
                                              1995), Assistant Vice President of
                                              Financial Reporting (July 1989
                                              -October 1992), Director of
                                              Financial Reporting in Corporate
                                              Controllers (February 1989 July
                                              1989) of Aetna Life Insurance and
                                              Annuity Company.

Zoe Baird             Senior Vice President   Senior Vice President and
                      and General Counsel     General Counsel of Aetna Life
                                              and Casualty Company (since April
                                              1992); Director of Zurn
                                              Industries, Inc., Erie,
                                              Pennsylvania (since April 1993);
                                              Director of Southern New England
                                              Telecommunication Corp. and
                                              Southern New England Telephone
                                              Company, New Haven, CT (since
                                              November 1990).

Susan E. Schechter    Counsel and Corporate   Counsel of  Aetna Life and
                      Secretary               Casualty Company (since
                                              November 1993); Corporate
                                              Secretary and Counsel of Aetna
                                              Life Assignment Company (since
                                              June 1994); Associate Attorney of
                                              Steptoe & Johnson, Washington,
                                              D.C. (September 1986 -October
                                              1993).

Fred J. Franklin      Vice President and      Chief Operating Officer  and
                      Chief Compliance        General  Counsel of  Barclay
                      Officer                 Investments, Inc., Providence,
                                              RI (January 1991 - November 1993).

   * The principal business address of each person named is 151 Farmington Avenue, Hartford, Connecticut 06156.
   ** Certain officers and directors of the investment adviser currently hold
      (or have held during the past two years) other positions with affiliates of the Registrant which are not deemed to be principal positions.

Item 29.    Principal Underwriters
----------------------------------
      (a) In addition to serving as the principal underwriter for the Registrant, Aetna Life Insurance and Annuity Company (ALIAC) also acts as the principal underwriter for Aetna Variable Fund, Aetna Income Shares, Aetna Variable Encore Fund, Aetna Investment Advisers Fund, Inc., Aetna GET Fund, Aetna Series Fund, Inc., Variable Annuity Accounts B, C, and G, and Variable Life Account B (separate accounts of ALIAC registered as unit investment trusts), and Separate Account I (a separate account of Aetna Insurance Company of America registered as a unit investment trust). ALIAC is also the depositor of Variable Life Account B
            and Variable Annuity Accounts B, C and G.   Additionally, ALIAC
            is the investment adviser for Aetna Variable Fund, Aetna Income Shares, Aetna Variable Encore Fund, Aetna Investment Advisers Fund, Inc., Aetna GET Fund, Aetna Series Fund, Inc. and Aetna Generation Portfolios, Inc.

      (b)

Name and Principal       Positions and Offices             Positions and Offices
Business Address*        with Principal Underwriter        with Registrant
--------------------     --------------------------        ----------------------
Daniel P. Kearney        Director and President            Director

Christopher J. Burns     Director and Senior Vice
                         President, Life

Laura R. Estes           Director and Senior Vice
                         President, ALIAC Pensions

John Y. Kim              Director and Senior Vice          Director and Vice President
                          President, ALIAC Investments

Shaun P. Mathews         Director and Senior Vice          Director and President
                          President, Strategic Markets
                         and Products

Scott A. Striegel        Director and Senior Vice
                         President, Annuity

James C. Hamilton        Director, Vice President and      Vice President and Treasurer
                         Treasurer

Gary G. Benanav          Director

David E. Bushong         Acting Chief Financial
                         Officer

Eugene M. Trovato        Vice President, Controller

Zoe Baird                Senior Vice President and
                         General Counsel

Fred J. Franklin         Vice President and Chief
                         Compliance Officer

Susan E. Schechter       Corporate Secretary and
                         Counsel

* The principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156.

      (c)   Not applicable.


Item 30.    Location of Accounts and Records
--------------------------------------------
            As required by Section 31(a) of the 1940 Act and the Rules promulgated thereunder, the Registrant and its investment adviser, ALIAC, maintain physical possession of each account, book or other documents, except shareholder records, at its principal offices at 151 Farmington Avenue, Hartford, Connecticut
            06156.

            Shareholder records are maintained by the transfer agent, Firstar Trust Company, 615 East Michigan Street, Milwaukee, Wisconsin 53261.


Item 31.    Management Services
-------------------------------
            Not applicable.


Item 32.    Undertakings
------------------------
            The Registrant undertakes that if requested by the holders of at least 10% of a Fund's outstanding shares, the Registrant will hold a shareholder meeting for the purpose of voting on the removal of one or more Directors and will assist with communication concerning that shareholder meeting as if Section 16(c) of the Investment Company Act of 1940 applied.

            The Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of the Fund's latest annual report to shareholders, upon request and without charge.

                           AETNA SERIES FUND, INC.
                                EXHIBIT INDEX

Exhibit No.              Exhibit                                         Page
-----------              -------                                         ----
99-b(1)                  Articles of Incorporation                        *

99-b(2)                  By-laws                                          *

99-b(5)                  Form of Investment Advisory Agreement            *
                         between Registrant and Aetna Life
                         Insurance and Annuity Company ("ALIAC")

99-b(6)                  Underwriting Agreement between the               *
                         Registrant and ALIAC

99-b(8)                  Custodian Agreement - Mellon Bank, N.A.          *

99-b(9)(a)               Form of Administrative Services                  *
                         Agreement

99-b(9)(b)               Form of License Agreement                        *

99-b(10)(a)              Opinion of Counsel                               *

99-b(10)(b)              Consent of Counsel                               __

99-b(13)                 Form of Agreement Concerning Initial             *
                         Capital

99-b(11)                 Consent of Independent Auditors                  __

99-b(18)                 Powers of Attorney                               *

27                       Financial Data Schedules                         __

* Incorporated by reference.

                                   SIGNATURES

Pursuant to the Securities Act of 1933 and the Investment Company Act of 1940, Aetna Generation Portfolios, Inc. (Registrant) has duly caused this Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Hartford, and State of Connecticut, on the 15th day of December, 1995.

                                    AETNA GENERATION PORTFOLIOS, INC.
                                                      (Registrant)

                                          By          Shaun P. Mathews  *
                                                      Shaun P. Mathews
                                                      President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A has been signed below by the following persons on December 15, 1995 in the capacities indicated.

Signature                  Title

Shaun P. Mathews*          President and Director
-------------------------
                          (Principal Executive Officer)
James C. Hamilton*         Vice President and Treasurer
-------------------------
                           (principal financial and accounting
                           officer)
Morton Ehrlich*            Director
-------------------------

Maria T. Fighetti*         Director
-------------------------

David L. Grove*            Director
-------------------------

Daniel P. Kearney*         Director
-------------------------

John Y. Kim*               Director
-------------------------

Sidney Koch*               Director
-------------------------

Corine T. Norgaard*        Director
-------------------------

Richard G. Scheide*        Director
-------------------------



By:/s/ Susan E. Bryant
   ---------------------
     * Susan E. Bryant
       Attorney-in-Fact